UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

                        Templeton Global Investment Trust
               (Exact name of registrant as specified in charter)

         500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

           Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (954) 527-7500
                                                             --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period:  9/30/06
                          --------

Item 1. Reports to Stockholders.

TEMPLETON BRIC FUND


                                [GRAPHIC OMITTED]

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                                                        SEPTEMBER 30, 2006
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                                              A series of Templeton Global
                                              Investment Trust

--------------------------------------------------------------------------------
        SEMIANNUAL REPORT AND SHAREHOLDER LETTER           INTERNATIONAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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                                                     Eligible shareholders can
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                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                     Franklin  o  TEMPLETON  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

-------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton BRIC Fund .......................................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and
Statement of Investments ..................................................   12

Financial Statements ......................................................   17

Notes to Financial Statements .............................................   20

Shareholder Information ...................................................   29

--------------------------------------------------------------------------------

Semiannual Report

Templeton BRIC Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton BRIC Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in securities of BRIC companies -- those companies organized under the laws of, with a principal office in, or with a principal trading market in Brazil, Russia, India or China (including the People's Republic of China, Hong Kong and Taiwan); or that derive 50% or more of their total revenue or profit from, or have 50% or more of their assets in, BRIC countries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 9/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil ........................................   26.8%
Russia ........................................   24.5%
China Region* .................................   23.6%
India .........................................   17.2%
Short-Term Investments
& Other Net Assets ............................    7.9%

*     China region includes China, Hong Kong and Taiwan.

--------------------------------------------------------------------------------

This inaugural semiannual report for Templeton BRIC Fund covers the period from inception on June 1, 2006, through September 30, 2006.

PERFORMANCE OVERVIEW

Templeton BRIC Fund - Class A posted a +6.90% cumulative total return from inception on June 1, 2006, through September 30, 2006. In comparison,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3
the Morgan Stanley Capital International (MSCI) Brazil, Russia, India, China
(BRIC) Equity Index returned +8.22% during the same period. 1 Please note that index performance information is provided for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. You can find the Fund's performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

BRIC countries outperformed their emerging market counterparts in U.S. dollar terms during the period from inception on June 1, 2006, through September 30, 2006. The MSCI BRIC Equity Index returned +8.22% compared with the +4.79% return of the MSCI Emerging Markets (EM) Index for the same period. 2 Contributing factors included strong global liquidity, a positive macroeconomic environment and continued high economic growth in BRIC countries. The U.S. Federal Reserve Board's decision to leave interest rates unchanged in August and September further boosted investor confidence.

Among the BRIC countries, India's stock market was the strongest performer with support from robust economic growth, subdued inflation and significant investment inflows. China's market was the second strongest among its BRIC peers during the period. The Chinese government's efforts to cool growth in overheated sectors began to show results, with selective economic data indicating signs of moderation in the latter part of the period. Although high oil prices remained an investment theme for Russia, a fall in energy-related stock prices toward the end of the period eliminated a significant portion of the gains recorded in the preceding few months. Brazil's market underperformed the MSCI BRIC Equity Index for the period largely due to a correction in commodity prices, lower-than-expected second quarter gross domestic product growth and corruption allegations involving President Lula's Workers' Party.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset

1. Source: Standard & Poor's Micropal. The MSCI BRIC Equity Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Brazil, Russia, India and China. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. Please see footnote 1 for a description of the MSCI BRIC Equity Index. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


4 | Semiannual Report
value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in onsite visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

MANAGER'S DISCUSSION

During the period under review, the Fund's relative performance benefited from underweighted exposure to Brazil and Russia, as both markets underper-formed the benchmark, the MSCI BRIC Equity Index. Also, our underweighting in key stocks that underperformed the index, including Gazprom, Banco Itau 3 and Petroleo Brasileiro (Petrobras), contributed to the Fund's relative performance. Conversely, the Fund's underweighted exposure to India and China had a negative impact on relative performance as those markets outperformed the benchmark index. Our underweighted positions in China Mobile, China Life Insurance 3 and Infosys Technologies hurt the Fund's relative performance. Although these stocks recorded strong price appreciation during the period, the Fund had limited exposure because we considered their valuations high in comparison to other stocks in the BRIC universe.

At the sector level, the Fund's underweighted exposure to the energy sector and stock selection in materials companies helped relative performance in the reporting period. Other contributors included underweighted positions in Tatneft 3 , a mid-size Russian oil company; and Companhia Siderurgica Nacional
(CSN) 3 , one of Brazil's largest steel producers; and an overweighted position in mining company Companhia Vale do Rio Doce. Conversely, the Fund's underweighted allocation in the information technology (IT) and telecommunication services sectors detracted from relative performance.

Consistent with our Fund goal, we made purchases in Brazil, Russia and India and in China via investments in China H, Red Chip and Shenzhen B shares as well as in Hong Kong and Taiwanese equities. 4 We believed these companies would benefit from developments in the global economy as well as in the BRIC markets over the long term.

In Brazil, key purchases were Petrobras, the country's national oil and gas company; Companhia Vale do Rio Doce, a mining giant that is among the world's largest iron ore producers; and Unibanco - Uniao de Bancos

3.    Sold by period-end.

4. "China H" denotes shares of Hong Kong-listed companies. "Red Chip" denotes shares of Hong Kong-listed companies with significant exposure to China. "Shenzhen B" denotes shares of companies listed in China's Shenzhen market that are reserved for foreign investors.

TOP 10 EQUITY HOLDINGS
9/30/06

--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
 Gazprom, ADR                                                               8.8%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
 Petroleo Brasileiro SA, ADR, pfd                                           5.9%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
 Companhia Vale do Rio Doce, ADR,
 pfd., A                                                                    4.6%
   METALS & MINING, BRAZIL
--------------------------------------------------------------------------------
 LUKOIL, ADR                                                                4.1%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
 Unibanco - Uniao de Bancos Brasileiros
 SA, GDR, pfd                                                               3.9%
   COMMERCIAL BANKS, BRAZIL
--------------------------------------------------------------------------------
 China Telecom Corp. Ltd., H                                                3.6%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, CHINA
--------------------------------------------------------------------------------
 Banco Bradesco, SA, ADR, pfd                                               3.4%
   CAPITAL MARKETS, BRAZIL
--------------------------------------------------------------------------------
 PetroChina Co. Ltd., H                                                     2.8%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
 Mining and Metallurgical Co.
 Norilsk Nickel, ADR                                                        2.8%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
 CNOOC Ltd.                                                                 2.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Brasileiros, one of the country's largest financial conglomerates. These companies each have a significant market share in their respective industries. In our analysis, we thought they were well positioned to take advantage of Brazil's economic recovery and relatively high commodity prices.

Key Russian purchases included Gazprom, one of the largest gas companies in the world in terms of reserves and production; LUKOIL, one of the country's largest vertically integrated oil companies; and Mining and Metallurgical Co. Norilsk Nickel, a leading global precious metals company. These companies hold dominant market positions, and we considered their valuations attractive.

In India, we bought shares of Oil and Natural Gas Corporation Limited (ONGC), a dominant player in the country's upstream (exploration, development and production) oil and gas sector with a major share in local production; Reliance Industries, one of the world's top 10 petrochemical producers; and Infosys Technologies, a major IT consulting company. These stocks provided the Fund with exposure to a range of sectors with the potential to benefit from India's rapid economic growth, skilled labor force and growing energy needs.

Major Chinese investments included China Telecom, the country's leading integrated telecommunication services provider; PetroChina, a dominant player in the upstream oil and gas sector; and CNOOC, the largest offshore oil and natural gas exploration and production company in China. Based on our analysis, we believed these companies were well positioned to gain from China's strong economic growth, large population and growing consumer and energy demands.


6 | Semiannual Report

Thank you for your participation in Templeton BRIC Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]  /s/ Mark Mobius

                 Mark Mobius


[PHOTO OMITTED]  /s/ Dennis Lim

                 Dennis Lim


[PHOTO OMITTED]  /s/ Tom Wu

                 Tom Wu

                 Portfolio Management Team
                 Templeton BRIC Fund


THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 9/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: TABRX)                     CHANGE       9/30/06        6/1/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                       +$0.69        $10.69        $10.00
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: TPBRX)                     CHANGE       9/30/06        6/1/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                       +$0.66        $10.66        $10.00
--------------------------------------------------------------------------------

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
 CLASS A                                                      INCEPTION (6/1/06)
--------------------------------------------------------------------------------
 Cumulative Total Return 2                                            +6.90%
--------------------------------------------------------------------------------
 Aggregate Total Return 3                                             +0.75%
--------------------------------------------------------------------------------
 Value of $10,000 Investment 4                                      $10,075
--------------------------------------------------------------------------------
 CLASS C                                                      INCEPTION (6/1/06)
--------------------------------------------------------------------------------
 Cumulative Total Return 2                                            +6.60%
--------------------------------------------------------------------------------
 Aggregate Total Return 3                                             +5.60%
--------------------------------------------------------------------------------
 Value of $10,000 Investment 4                                      $10,560
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

8 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN BRIC COMPANIES, WHICH ARE LOCATED IN, OR OPERATE IN, DEVELOPING MARKET COUNTRIES, INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE COMPANIES' SMALLER SIZE, LESSER LIQUIDITY AND THE LACK OF ESTABLISHED LEGAL, POLITICAL, BUSINESS AND SOCIAL FRAMEWORKS TO SUPPORT SECURITIES MARKETS IN THE COUNTRIES IN WHICH THEY OPERATE. ALL INVESTMENTS IN DEVELOPING MARKETS SHOULD BE CONSIDERED LONG-TERM INVESTMENTS THAT COULD EXPERIENCE SIGNIFICANT PRICE VOLATILITY IN ANY GIVEN YEAR. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

1. The manager and administrator agreed in advance to limit their fees and to assume as their own certain expenses otherwise payable by the Fund. If the manager and administrator had not taken this action, the Fund's total return would have been lower. After 3/31/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated. Since the Fund has existed for less than oneyear, average annual total returns are not available.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------
                                                                                         EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE                              PERIOD*
                                                ACTUAL 6/1/06        ENDING ACCOUNT      ACTUAL 6/1/06-9/30/06
CLASS A                                      HYPOTHETICAL 4/1/06     VALUE 9/30/06    HYPOTHETICAL 4/1/06-9/30/06
-----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,069.00                 $7.37
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,009.45                 $7.16
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000             $1,066.00                 $9.59
-----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000             $1,007.29                 $9.32
-----------------------------------------------------------------------------------------------------------------


* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 2.15% and C: 2.80%), multiplied by the average account value over the period, multiplied by 183/365 (Hypothetical) to reflect the one-half year period. For actual expenses, the multiplier is 121/365 to reflect the number of days since commencement of operations.


                                                          Semiannual Report | 11

Templeton Global Investment Trust

FINANCIAL HIGHLIGHTS

TEMPLETON BRIC FUND

                                                            --------------------
                                                                PERIOD ENDED
                                                            SEPTEMBER 30, 2006 d
                                                                 (UNAUDITED)
                                                            --------------------
CLASS A

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............               $   10.00
                                                                 ---------
Income from investment operations a:

 Net investment income b .........................                    0.02

 Net realized and unrealized gains (losses) ......                    0.67
                                                                 ---------

Total from investment operations .................                    0.69
                                                                 ---------

Redemption fees ..................................                      -- e
                                                                 ---------

Net asset value, end of period ...................               $   10.69
                                                                 =========

Total return c ...................................                    6.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................               $  54,434

Ratios to average net assets:

 Expenses before waiver and payments by affiliates                    2.44% f

 Expenses net of waiver and payments by affiliates                    2.15% f

 Net investment income ...........................                    0.64% f

Portfolio turnover rate ..........................                    9.58%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b     Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d     For the period June 1, 2006 (commencement of operations) to September 30,
      2006.
e     Amount rounds to less than $0.01 per share.
f     Annualized.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

TEMPLETON BRIC FUND
                                                            --------------------
                                                                PERIOD ENDED
                                                            SEPTEMBER 30, 2006 d
                                                                 (UNAUDITED)
                                                            --------------------

CLASS C

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...................         $   10.00
                                                                 ---------

Income from investment operations a:

 Net investment income b ...............................                -- e

 Net realized and unrealized gains (losses) ............              0.66
                                                                 ---------

Total from investment operations .......................              0.66
                                                                 ---------

Redemption fees ........................................                -- e
                                                                 ---------

Net asset value, end of period .........................         $   10.66
                                                                 =========

Total return c .........................................              6.60%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......................         $  12,435

Ratios to average net assets:

 Expenses before waiver and payments by affiliates .....              3.09% f

 Expenses net of waiver and payments by affiliates .....              2.80% f

 Net investment income (loss) ..........................             (0.01)% f

Portfolio turnover rate ................................              9.58%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
b     Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d     For the period June 1, 2006 (commencement of operations) to September 30,
      2006.
e     Amount rounds to less than $0.01 per share.
f     Annualized.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
  TEMPLETON BRIC FUND                                                   INDUSTRY                     SHARES      VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.1%
  COMMON STOCKS 70.4%
  BRAZIL 5.1%
  Banco Nossa Caixa SA ...............................              Commercial Banks                 40,859   $   814,230
  Companhia de Bebidas das Americas (AmBev) ..........                 Beverages                  1,530,224       617,903
  CPFL Energia SA ....................................             Electric Utilities                37,500       479,453
  Embraer-Empresa Bras de Aeronautica SA .............            Aerospace & Defense                33,700       330,126
  Energias do Brasil SA ..............................            Electrical Equipment               46,400       593,244
  Souza Cruz SA ......................................                  Tobacco                       7,189       111,091
  Tele Norte Leste Participacoes SA ..................   Diversified Telecommunication Services      14,000       431,393
                                                                                                              -----------
                                                                                                                3,377,440
                                                                                                              -----------
  CHINA 22.5%
  Aluminum Corp. of China Ltd., H ....................              Metals & Mining               1,530,000       972,127
  Anhui Conch Cement Co. Ltd., H .....................           Construction Materials              44,000        87,089
  Beijing Enterprises Holdings Ltd. ..................          Industrial Conglomerates            142,000       267,937
  Brilliance China Automotive Holdings Ltd. ..........                Automobiles                    80,000        12,425
  China Construction Bank, H .........................              Commercial Banks              1,116,000       482,748
  China Mobile Ltd. ..................................    Wireless Telecommunication Services       168,000     1,187,115
  China Petroleum and Chemical Corp., H ..............        Oil, Gas & Consumable Fuels         2,114,000     1,313,313
  China Telecom Corp. Ltd., H ........................   Diversified Telecommunication Services   6,628,000     2,399,153
  China Travel International Investment Hong Kong Ltd.       Hotels, Restaurants & Leisure          960,000       211,946
  Chiwan Wharf Holdings Ltd., B ......................       Transportation Infrastructure          189,000       291,118
  Chongqing Changan Automobile Co. Ltd., B ...........                Automobiles                   612,000       311,866
  Citic Pacific Ltd. .................................          Industrial Conglomerates            111,000       341,948
  CNOOC Ltd. .........................................        Oil, Gas & Consumable Fuels         2,175,000     1,809,092
  Datang International Power Generation Co. Ltd., H ..       Independent Power Producers &
                                                                     Energy Traders                 590,000       443,031
  Denway Motors Ltd. .................................                Automobiles                 1,956,000       708,018
  Guangdong Electric Power Development Co. Ltd., B ...        Independent Power Producers
                                                                    & Energy Traders              1,804,900       887,316
  PetroChina Co. Ltd., H .............................        Oil, Gas & Consumable Fuels         1,772,000     1,906,049
  Shanghai Industrial Holdings Ltd. ..................          Industrial Conglomerates            235,000       444,020
  Sinotrans Ltd., H ..................................          Air Freight & Logistics           1,960,000       671,728
  Yanzhou Coal Mining Co. Ltd., H ....................        Oil, Gas & Consumable Fuels           462,000       316,671
                                                                                                              -----------
                                                                                                               15,064,710
                                                                                                              -----------
  HONG KONG 0.7%
  Cheung Kong (Holdings) Ltd. ........................                Real Estate                    11,000       118,109
  Cheung Kong Infrastructure Holdings Ltd. ...........             Electric Utilities                38,000       116,332
  Hopewell Holdings Ltd. .............................       Transportation Infrastructure           92,000       262,161
                                                                                                              -----------
                                                                                                                  496,602
                                                                                                              -----------
  INDIA 17.2%
  Ashok Leyland Ltd. .................................                 Machinery                    674,000       662,372
  Gail India Ltd. ....................................               Gas Utilities                   34,016       195,412
  HCL Infosystems Ltd. ...............................                IT Services                    30,000        94,638
  Hero Honda Motors Ltd. .............................                Automobiles                    53,100       898,201
  Hindalco Industries Inc. ...........................              Metals & Mining                 123,900       463,644


14 | Semiannual Report

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------
  TEMPLETON BRIC FUND                                               INDUSTRY                     SHARES      VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCK (CONTINUED)
  INDIA (CONTINUED)
  Hindustan Petroleum Corp. Ltd. .................        Oil, Gas & Consumable Fuels            34,400   $   210,089
  ICICI Bank Ltd., ADR ...........................              Commercial Banks                 26,600       816,886
  Indian Oil Corp. Ltd. ..........................        Oil, Gas & Consumable Fuels            22,800       260,664
  Infosys Technologies Ltd. ......................                IT Services                    26,000     1,049,255
  Infosys Technologies Ltd., ADR .................                IT Services                    11,800       563,214
  Oil & Natural Gas Corp. Ltd. ...................        Oil, Gas & Consumable Fuels            62,400     1,594,477
a Reliance Communication Ltd. ....................    Wireless Telecommunication Services        98,000       742,116
  Reliance Industries Ltd. .......................        Oil, Gas & Consumable Fuels            35,100       897,660
b Reliance Industries Ltd., GDR, 144A ............        Oil, Gas & Consumable Fuels             6,030       304,515
  Satyam Computer Services Ltd. ..................                IT Services                    14,100       252,054
  Satyam Computer Services Ltd., ADR .............                IT Services                     5,200       201,188
  Sesa Goa Ltd. ..................................              Metals & Mining                  12,000       254,898
  Shipping Corp. of India Ltd. ...................                   Marine                     123,500       431,670
  Steel Authority of India Ltd. ..................              Metals & Mining                 472,000       803,503
  Tata Chemicals Ltd. ............................                 Chemicals                     47,616       250,559
  Tata Motors Ltd. ...............................                 Machinery                      6,200       116,722
  Tata Steel Ltd. ................................              Metals & Mining                  28,000       327,543
  Union Bank of India Ltd. .......................              Commercial Banks                 41,000       122,087
                                                                                                          -----------
                                                                                                           11,513,367
                                                                                                          -----------
  RUSSIA 24.5%
c Evraz Group SA, GDR, Reg S .....................              Metals & Mining                  40,000       940,000
  Gazprom, ADR ...................................        Oil, Gas & Consumable Fuels           138,100     5,910,680
  LUKOIL, ADR ....................................        Oil, Gas & Consumable Fuels            12,300       928,650
  LUKOIL, ADR (London Exchange) ..................        Oil, Gas & Consumable Fuels            24,500     1,852,200
  Mining and Metallurgical Co. Norilsk Nickel, ADR              Metals & Mining                  15,000     1,896,000
  Mobile Telesystems, ADR ........................    Wireless Telecommunication Services        34,700     1,310,619
  Sberbank RF ....................................              Commercial Banks                    120       261,600
  Surgutneftegaz .................................        Oil, Gas & Consumable Fuels           320,000       416,000
  TNK-BP .........................................        Oil, Gas & Consumable Fuels           325,000       786,500
  Unified Energy Systems .........................             Electric Utilities             1,803,700     1,329,327
  VolgaTelecom ...................................   Diversified Telecommunication Services      39,600       159,679
a ZAO Polyus Gold Co. ............................              Metals & Mining                  13,000       570,700
                                                                                                          -----------
                                                                                                           16,361,955
                                                                                                          -----------
  TAIWAN 0.4%
  Mega Financial Holding Co. Ltd. ................              Commercial Banks                362,000       256,385
                                                                                                          -----------
  TOTAL COMMON STOCKS (COST $45,226,348) .........                                                         47,070,459
                                                                                                          -----------
  PREFERRED STOCKS 21.7%
  BRAZIL 21.7%
  Banco Bradesco SA, ADR, pfd ....................              Capital Markets                  68,700     2,291,145
  Bradespar SA, pfd ..............................       Diversified Financial Services          28,200       941,578
  Companhia Energetica de Minas Gerais, ADR, pfd .             Electric Utilities                16,250       637,812
  Companhia Vale do Rio Doce, ADR, pfd., A .......              Metals & Mining                 166,050     3,073,585
  Petroleo Brasileiro SA, ADR, pfd ...............        Oil, Gas & Consumable Fuels            52,900     3,959,036


                                                          Semiannual Report | 15

Templeton Global Investment Trust

--------------------------------------------------------------------------------------------------------------------------
  TEMPLETON BRIC FUND                                                   INDUSTRY                  SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  PREFERRED STOCKS (CONTINUED)
  BRAZIL (CONTINUED)
  Sadia SA, pfd ......................................               Food Products                  238,000   $    646,897
  Unibanco - Uniao de Bancos Brasileiros SA,
   GDR, pfd ..........................................              Commercial Banks                 35,800      2,649,200
  Usinas Siderurgicas de Minas Gerais SA, pfd., A ....              Metals & Mining                  10,400        310,898
                                                                                                              ------------
  TOTAL PREFERRED STOCKS (COST $14,317,770) ..........                                                          14,510,151
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS
   (COST $59,544,118) ................................                                                          61,580,610
                                                                                                              ------------

                                                                                         --------------------
                                                                                           PRINCIPAL AMOUNT
                                                                                         --------------------
  SHORT TERM INVESTMENTS
   (COST $5,866,677) 8.8%
  GOVERNMENT AND AGENCY SECURITIES 8.8%
  UNITED STATES 8.8%
d Federal Home Loan Bank, 10/02/06 ....                                                        $  5,869,000      5,869,000
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $65,410,795)
   100.9% .............................                                                                         67,449,610
  OTHER ASSETS, LESS LIABILITIES (0.9%)                                                                           (581,063)
                                                                                                              ------------
  NET ASSETS 100.0% ...................                                                                       $ 66,868,547
                                                                                                              ============

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
GDR  -  Global Depository Receipt

a     Non-income producing for the twelve months ended September 30, 2006.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the value of this security was $304,515, representing 0.46% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the value of this security was $940,000, representing 1.41% of net assets.
d     The security is traded on a discount basis with no stated coupon rate.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (unaudited)

                                                                         -----------
                                                                          TEMPLETON
                                                                          BRIC FUND
                                                                         -----------
Assets:
 Investments in securities:
  Cost ...............................................................   $65,410,795
                                                                         ===========
  Value ..............................................................   $67,449,610
 Cash ................................................................       137,125
 Foreign currency, at value (cost $4,084) ............................         4,009
 Receivables:
  Investment securities sold .........................................     1,148,711
  Capital shares sold ................................................     2,109,390
  Dividends ..........................................................        87,926
 Offering costs ......................................................        30,553
                                                                         -----------
        Total assets .................................................    70,967,324
                                                                         -----------
Liabilities:
 Payables:
   Investment securities purchased ...................................     3,785,881
   Capital shares redeemed ...........................................        84,130
   Affiliates ........................................................       124,677
 Deferred taxes ......................................................        64,529
 Accrued expenses and other liabilities ..............................        39,560
                                                                         -----------
       Total liabilities .............................................     4,098,777
                                                                         -----------
        Net assets, at value .........................................   $66,868,547
                                                                         ===========
Net assets consist of:
 Paid-in capital .....................................................   $64,803,602
 Undistributed net investment income .................................        62,157
 Net unrealized appreciation (depreciation) ..........................     1,975,991
 Accumulated net realized gain (loss) ................................        26,797
                                                                         -----------
        Net assets, at value .........................................   $66,868,547
                                                                         ===========
CLASS A:
 Net assets, at value ................................................   $54,433,704
                                                                         ===========
 Shares outstanding ..................................................     5,091,989
                                                                         ===========
 Net asset value per share a .........................................   $     10.69
                                                                         ===========
 Maximum offering price per share (net asset value per share / 94.25%)   $     11.34
                                                                         ===========
CLASS C:
 Net assets, at value ................................................   $12,434,843
                                                                         ===========
 Shares outstanding ..................................................     1,166,029
                                                                         ===========
 Net asset value and maximum offering price per share a ..............   $     10.66
                                                                         ===========


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

STATEMENT OF OPERATIONS

for the period June 1, 2006 (commencement of operations) through September 30, 2006 (unaudited)



                                                                            -----------
                                                                             TEMPLETON
                                                                             BRIC FUND
                                                                            -----------
Investment income:
 Dividends ..............................................................   $   248,503
 Interest ...............................................................        77,168
                                                                            -----------
        Total investment income .........................................       325,671
                                                                            -----------
Expenses:
 Management fees (Note 3a) ..............................................       145,947
 Administrative fees (Note 3b) ..........................................        23,351
 Distribution fees (Note 3c)
  Class A ...............................................................        34,625
  Class C ...............................................................        18,702
 Transfer agent fees (Note 3e) ..........................................        19,890
 Custodian Fees .........................................................         9,877
 Reports to shareholders ................................................         7,293
 Registration and filing fees ...........................................         4,974
 Professional fees ......................................................        15,793
 Trustees' fees and expenses ............................................         1,658
 Amortization of offering costs .........................................        15,152
 Other ..................................................................           664
                                                                            -----------
        Total expenses ..................................................       297,926
        Expenses waived/paid by affiliates (Note 3f) ....................       (34,412)
                                                                            -----------
         Net expenses ...................................................       263,514
                                                                            -----------
          Net investment income .........................................        62,157
                                                                            -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $1,255) ..........................        21,183
  Foreign currency transactions .........................................         5,614
                                                                            -----------
          Net realized gain (loss) ......................................        26,797
                                                                            -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................     2,038,815
  Translation of assets and liabilities denominated in foreign currencies         1,705
 Change in deferred taxes on unrealized appreciation ....................       (64,529)
                                                                            -----------
          Net change in unrealized appreciation (depreciation) ..........     1,975,991
                                                                            -----------
Net realized and unrealized gain (loss) .................................     2,002,788
                                                                            -----------
Net increase (decrease) in net assets resulting from operations .........   $ 2,064,945
                                                                            ===========


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       -------------------
                                                                                            TEMPLETON
                                                                                            BRIC FUND
                                                                                       -------------------
                                                                                          PERIOD ENDED a
                                                                                        SEPTEMBER 30, 2006
                                                                                           (UNAUDITED)
                                                                                        ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................       $     62,157
  Net realized gain (loss) from investments and foreign currency transactions .......             26,797
  Net change in unrealized appreciation (depreciation) on investments, translation of
   assets and liabilities denominated in foreign currencies and deferred taxes ......          1,975,991
                                                                                            ------------
        Net increase (decrease) in net assets resulting from operations .............          2,064,945
                                                                                            ------------
 Capital share transactions: (Note 2)
   Class A ..........................................................................         52,693,056
   Class C ..........................................................................         12,109,860
                                                                                            ------------
 Total capital share transactions ...................................................         64,802,916
                                                                                            ------------
 Redemption fees ....................................................................                686
                                                                                            ------------
      Net increase (decrease) in net assets .........................................         66,868,547
Net assets
 Beginning of period ................................................................                 --
                                                                                            ------------
 End of period ......................................................................       $ 66,868,547
                                                                                            ============
Undistributed net investment income included in net assets:
  End of period .....................................................................       $     62,157
                                                                                            ============

a     For the period June 1, 2006 (commencement of operations) to September 30,
      2006.

                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON BRIC FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton BRIC Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers two classes of shares: Class A and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market


20 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON BRIC FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                          Semiannual Report | 21

Templeton Global Investment Trust

TEMPLETON BRIC FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

22 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON BRIC FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 23

Templeton Global Investment Trust

TEMPLETON BRIC FUND

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                   --------------------------
                                                          PERIOD ENDED
                                                      SEPTEMBER 30, 2006 a
                                                   --------------------------
                                                     SHARES         AMOUNT
                                                   --------------------------
CLASS A SHARES:
 Shares sold ...................................    5,226,582    $ 54,081,859
 Shares redeemed ...............................     (134,593)     (1,388,803)
                                                   --------------------------
 Net increase (decrease) .......................    5,091,989    $ 52,693,056
                                                   ==========================
CLASS C SHARES:
 Shares sold ...................................    1,171,356    $ 12,165,617
 Shares redeemed ...............................       (5,327)        (55,757)
                                                   --------------------------
 Net increase (decrease) .......................    1,166,029    $ 12,109,860
                                                   ==========================

a     For the period June 1, 2006 (commencement of operations) to September 30,
      2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------
 SUBSIDIARY                                                              AFFILIATION
-----------------------------------------------------------------------------------------------
 Templeton Asset Management Ltd. (TAML)                                  Investment manager
 Franklin Templeton Services, LLC (FT Services)                          Administrative manager
 Franklin Templeton Distributors, Inc. (Distributors)                    Principal underwriter
 Franklin Templeton Investor Services, LLC (Investor Services)           Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

----------------------------------------------------------------------------
 ANNUALIZED FEE RATE      NET ASSETS
----------------------------------------------------------------------------
        1.250%            Up to and including $1 billion
        1.200%            Over $1 billion, up to and including $5 billion
        1.150%            Over $5 billion, up to and including $10 billion
        1.100%            Over $10 billion, up to and including $15 billion
        1.050%            Over $15 billion, up to and including $20 billion
        1.000%            In excess of $20 billion


24 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON BRIC FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ......................................................... 0.35%
Class C ......................................................... 1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
  unaffiliated broker/dealers ..............................  $ 148,805
Contingent deferred sales charges retained .................  $     392

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $19,890, of which $14,094 was retained by Investor Services.

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive a portion of administrative fees through March 31, 2007. Additionally, TAML agreed in advance to voluntarily waive a portion of management fees and assume payment of other expenses through March 31, 2007. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and TAML may end this waiver at any time.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2006, there were no credits earned.


                                                          Semiannual Report | 25

Templeton Global Investment Trust

TEMPLETON BRIC FUND

5. INCOME TAXES

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, and foreign currency transactions.

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of investments ............................................   $ 65,411,755
                                                                   ============
Unrealized appreciation ........................................      2,883,518
Unrealized depreciation ........................................   $   (845,663)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $  2,037,855
                                                                   ============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2006, aggregated $62,908,121 and $3,620,112, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. As of September 30, 2006, in accordance with its investment objectives, the Fund had 26.8%, 24.5%, 23.6%, and 17.2% of its net assets invested in Brazil, Russia, the China Region (including China, Hong Kong, and Taiwan), and India, respectively.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


26 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON BRIC FUND

8. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Fund did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006. The Fund did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 27

Templeton Global Investment Trust

TEMPLETON BRIC FUND

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


28 | Semiannual Report

Templeton Global Investment Trust

SHAREHOLDER INFORMATION

TEMPLETON BRIC FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 29

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

                       This page intentionally left blank.

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders and select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
6.    Portfolio of insured municipal securities.
7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


07/06                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON                             One Franklin Parkway
    INVESTMENTS                                San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON BRIC FUND

INVESTMENT MANAGER

Templeton Asset Management, Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

405 S2006 11/06




TEMPLETON INTERNATIONAL (Ex EM) FUND


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                                    A series of Templeton Global
                                                    Investment Trust

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 INTERNATIONAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                       TEMPLETON
              INTERNATIONAL (EX EM) FUND               Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS - RETIREMENT PLANS - 529 COLLEGE SAVINGS PLANS - SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton International (Ex EM) Fund ......................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   20

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

Semiannual Report

Templeton International (Ex EM) Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton International (Ex EM) Fund seeks long-term capital appreciation. Under normal conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the U.S.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 9/30/06

Europe ........................................  70.2%
Asia ..........................................  16.6%
North America .................................   3.6%
Australia & New Zealand .......................   2.4%
Short-Term Investments & Other Net Assets .....   7.2%

--------------------------------------------------------------------------------

We are pleased to bring you Templeton International (Ex EM) Fund's semiannual report for the period ended September 30, 2006.

PERFORMANCE OVERVIEW

For the six months under review, Templeton International (Ex EM) Fund - Class A posted a +6.33% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East
(EAFE) Index, which posted a +4.97% total return for the same period. 1 In line with our long-term investment strategy, we are pleased with our long-term results, as shown in the Performance Summary beginning on page 8. For the 10-year period ended September 30, 2006, Templeton International (Ex EM) Fund - Class A delivered a +142.60% cumulative total return, compared with the MSCI EAFE Index's +100.00%

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.K.                                                                       27.0%
--------------------------------------------------------------------------------
Japan                                                                      10.9%
--------------------------------------------------------------------------------
France                                                                      6.6%
--------------------------------------------------------------------------------
Germany                                                                     6.2%
--------------------------------------------------------------------------------
Spain                                                                       5.5%
--------------------------------------------------------------------------------
Netherlands                                                                 5.2%
--------------------------------------------------------------------------------
Switzerland                                                                 4.7%
--------------------------------------------------------------------------------
Hong Kong                                                                   4.3%
--------------------------------------------------------------------------------
Sweden                                                                      4.3%
--------------------------------------------------------------------------------
Italy                                                                       4.3%
--------------------------------------------------------------------------------

cumulative total return for the same period. 2 Please note that index performance information is for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

ECONOMIC AND MARKET OVERVIEW

Despite rising interest rates around the world, sustained high oil prices and other pressures, global economic growth remained strong during the first and second quarters of 2006. As a result, investors became increasingly concerned about additional interest rate hikes, which created mounting risk aversion and pressured the equity markets. Signs of moderating growth finally appeared later in the reporting period. Oil prices declined from record levels, U.S. housing continued to slow and other indications of slowing growth alleviated some inflation pressure. Partly as a result, the U.S. Federal Reserve Board, as well as other central banks, at least temporarily suspended interest rate hikes, which restored investor confidence.

In an environment of slowing economic growth, investors recognized the risk of expecting peak or near-peak profit margins and high returns to continue. Thus, they curbed their appetite for cyclical, or economically sensitive, stocks, which they sold. Instead, investors gravitated toward the less cyclical and more "defensive" areas of the market, including utilities, consumer staples, and telecommunications companies. As a result, share prices fell for companies tied to commodity markets. These markets also suffered during the period from falling demand related in part to market participants such as hedge funds, as they sold the underlying commodities. This eliminated part of the non-economic demand that had driven up prices over the past few years. During the period, commodity prices, as measured by the Reuters/Jefferies CRB Index, posted the sharpest 30-day trading decline (-15%) since the recession in 1974. 3 As the price of oil receded fairly sharply and natural gas prices plummeted, energy-related stocks suffered. In contrast, the defensive sectors outperformed overall market indexes during the latter part of the period.

As growth moderated and interest rates stabilized, global equity markets rebounded from their June lows. For the six months ended September 30, 2006, the MSCI EAFE Index posted a +4.97% total return, while the MSCI All Country (AC) World ex USA Index returned +4.17%. 4

2. Source: Standard & Poor's Micropal. As of 9/30/06, the Fund's Class A 10-year average annual total return not including sales charges was +9.27%, compared with the +7.18% average annual total return for the MSCI EAFE Index for the same period. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: Jefferies & Company. The Reuters/Jefferies CRB Index is an arithmetic average of commodity futures prices designed to represent the performance of a long-only, broadly diversified investment in global commodities markets.

4. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EAFE Index. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.


4 | Semiannual Report

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. We also consider a company's price-to-earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

Not long after the Fund's fiscal year-end in March, the balance between rising interest rates, inflation and global growth, which had previously supported rising markets and valuations, began to falter. Many central banks raised interest rates in response to evidence of rising inflation, which precipitated investor concerns about slowing global growth rates. Templeton's bottom-up investment strategy was well-suited for this environment as investors became more risk averse and refocused their attention on corporate fundamentals. The Templeton bottom-up strategy relies on fundamentals to identify companies we believe are undervalued based on their long-term growth potential. We apply the same philosophy to determine when to sell companies we believe are fully valued, regardless of market sentiment. In this environment, the Fund outperformed its benchmark, the MSCI EAFE Index with less volatility.

During the review period, following our investment strategy, we sought to identify companies with characteristics such as strong balance sheets and free cash flow, which we believed could add to shareholder value through inherent growth, mergers and acquisitions, share buybacks or higher dividend payments. We found companies matching this profile among various industries and sectors; however, such characteristics were particularly prevalent in large capitalization stocks. Over the past couple of years, investors largely ignored "mega-caps" despite consistent sales and earnings growth, and strong balance sheets and cash flow. Generally, percentage growth rates for mega-caps are not as impressive as those of small companies due to the difficulties of growing an existing large sales or income base. During the six months under review, investor sentiment became increasingly defensive and confirmed our earlier assessment that these characteristics, in addition to the global reach of large-cap giants such as ING Groep and E.ON, could be more highly valued in a higher interest rate, slower growth environment. ING Groep is a Netherlands-based diversified financial company with banking and insurance operations in 60 countries. E.ON is a German power generation and distribution company with interests in utility companies throughout Europe and the U.S.

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Commercial Banks                                                           10.5%
--------------------------------------------------------------------------------
Pharmaceuticals                                                             7.4%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                 6.7%
--------------------------------------------------------------------------------
Insurance                                                                   6.3%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      5.6%
--------------------------------------------------------------------------------
Media                                                                       5.4%
--------------------------------------------------------------------------------
Household Durables                                                          3.9%
--------------------------------------------------------------------------------
Electric Utilities                                                          3.3%
--------------------------------------------------------------------------------
Paper & Forest Products                                                     3.0%
--------------------------------------------------------------------------------
Capital Markets                                                             3.0%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
9/30/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         1.9%
 PHARMACEUTICALS, U.K.
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                                 1.8%
 REAL ESTATE, HONG KONG
--------------------------------------------------------------------------------
Eni SpA                                                                     1.8%
 OIL, GAS & CONSUMABLE FUELS, ITALY
--------------------------------------------------------------------------------
Sanofi-Aventis                                                              1.7%
 PHARMACEUTICALS, FRANCE
--------------------------------------------------------------------------------
ING Groep NV                                                                1.7%
 DIVERSIFIED FINANCIAL SERVICES,
 NETHERLANDS
--------------------------------------------------------------------------------
Sony Corp.                                                                  1.6%
 HOUSEHOLD DURABLES, JAPAN
--------------------------------------------------------------------------------
Compass Group PLC                                                           1.6%
 HOTELS, RESTAURANTS & LEISURE, U.K.
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                                     1.5%
 COMMERCIAL BANKS, ITALY
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                              1.5%
 PHARMACEUTICALS, JAPAN
--------------------------------------------------------------------------------
AXA SA                                                                      1.5%
 INSURANCE, FRANCE
--------------------------------------------------------------------------------

On a sector basis, financials and utilities were the two largest contributors to Fund performance during the review period. 5 Although financial and utility stocks typically underperform in rising interest rate environments, both sectors performed strongly due to some of the previously identified longer-term trends. European economies, which had lagged the U.S., improved, and European banks benefited from loan growth, increased fee-based income, declining bad debts and leverage on newly implemented cost controls.

Likewise, sustained higher prices, greater efficiency, mergers and acquisitions, and the continued divestment of non-core assets helped generate strong cash flows for many European utility companies. Utilities' defensive characteristics and dividend yields remained attractive to investors in contrast to the government bond yields to which they are often compared. Spanish utility companies Endesa and Iberdrola were the Fund's two top-performing stocks. Shares of Endesa rose 42% in value, as a result of a takeover bid, and Iberdrola gained 41% in value.

The shift in market sentiment also led to strong returns for several of the Fund's media holdings during the review period. Media industry valuations had become increasingly depressed since the telecom, media and technology collapse in 2000 despite the attempts of many companies to cut costs, strengthen balance sheets and return cash to shareholders. In line with our strategy, we think that the strong cash flows and valuable assets that are typical of some media companies have been undervalued by the market. One example was Netherlands-based media and market research company, VNU (sold during the reporting period), which was purchased by private equity investors at a significant premium. Notably, media companies in the Fund primarily involved in publishing and information services such as Yell, Pearson and Reed Elsevier also performed well during the six-month review period.

Geographically, Asia, Europe and North America (Bermuda and Canada) were the top contributing regions relative to the Fund's benchmark. Although Japan delivered weak absolute returns, the Fund benefited on a relative basis as it had about half the exposure of the benchmark index. In contrast, the Fund's overweighted U.K. position was the strongest single-country contributor to performance during the review period, a reversal of last year's negative trends when many investors focused on weak consumer sentiment and the sluggish economy.

5. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance and real estate in the SOI; the utilities sector comprises electric utilities and multi-utilities in the SOI.


6 | Semiannual Report

The Fund had some detractors from performance. The near-term performance of several of the Fund's health care holdings suffered due to difficulties such as patent challenges and generic competition. 6 For example, shares of the Fund's largest holding, French pharmaceutical company Sanofi-Aventis declined 5% in value after publicity about problems with one of its blockbuster drugs. At period-end, we continued to hold Sanofi-Aventis despite the company's near-term setbacks, as our analysis led us to believe that the aging population and some new drugs in early phases of development were undervalued.

Thank you for your continued participation in Templeton International (Ex EM) Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ Lisa F. Myers, J.D

                        Lisa F. Myers, J.D., CFA


[PHOTO OMITTED]         /s/ Jeffrey A. Everett

                        Jeffrey A. Everett, CFA

                        Portfolio Management Team
                        Templeton International (Ex EM) Fund

6. The heath care sector comprises health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 9/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TEGEX)                           CHANGE     9/30/06     3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.99      $18.19      $17.20
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                    $0.0981
--------------------------------------------------------------------------------
CLASS C (SYMBOL: TGEFX)                           CHANGE     9/30/06     3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$0.95      $17.91      $16.96
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                    $0.0676
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                       CHANGE     9/30/06     3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$1.01      $18.26      $17.25
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                    $0.1084
--------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                 6-MONTH              1-YEAR              5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.33%             +16.18%             +87.51%        +142.60%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +0.21%              +9.49%             +12.06%          +8.63%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,021             $10,949             $17,673         $22,872
-----------------------------------------------------------------------------------------------------------
CLASS C                                 6-MONTH              1-YEAR              5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.00%             +15.36%             +81.66%        +128.23%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +5.00%             +14.36%             +12.68%          +8.60%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,500             $11,436             $18,166         $22,823
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                         6-MONTH              1-YEAR              5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +6.48%             +16.46%             +90.47%        +153.69%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +6.48%             +16.46%             +13.75%          +9.76%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,648             $11,646             $19,047         $25,369
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

INVESTMENT RETURNS AND SHARE PRICES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES, AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +135.09% and +9.16%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT         ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                                   VALUE 4/1/06           VALUE 9/30/06        PERIOD* 4/1/06-9/30/06
----------------------------------------------------------------------------------------------------------------------------
Actual                                                       $1,000                 $1,063.30                 $ 8.53
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000                 $1,016.80                 $ 8.34
----------------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------------
Actual                                                       $1,000                 $1,060.00                 $11.88
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000                 $1,013.54                 $11.61
----------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
Actual                                                       $1,000                 $1,064.80                 $ 6.73
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                     $1,000                 $1,018.55                 $ 6.58
----------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.65%; C: 2.30%; and Advisor: 1.30%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Templeton Global Investment Trust

FINANCIAL HIGHLIGHTS

TEMPLETON INTERNATIONAL (EX EM) FUND


                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2006                        YEAR ENDED MARCH 31,
CLASS A                                              (UNAUDITED)          2006         2005         2004         2003         2002
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............   $   17.20        $ 14.91      $ 12.99      $  8.75      $ 11.48      $ 11.51

Income from investment operations a:

 Net investment income b ..........................        0.23           0.24         0.16         0.14         0.10         0.19

 Net realized and unrealized gains (losses) .......        0.86           2.21         1.96         4.19        (2.69)       (0.07)
                                                      ----------------------------------------------------------------------------
Total from investment operations ..................        1.09           2.45         2.12         4.33        (2.59)        0.12
                                                      ----------------------------------------------------------------------------
Less distributions from net investment income .....       (0.10)         (0.16)       (0.20)       (0.10)       (0.14)       (0.15)
                                                      ----------------------------------------------------------------------------
Redemption fees ...................................          -- d           -- d         -- d       0.01           --           --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ....................   $   18.19        $ 17.20      $ 14.91      $ 12.99      $  8.75      $ 11.48
                                                      ============================================================================

Total return c ....................................        6.33%         16.51%       16.54%       49.65%      (22.77)%       1.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................   $  55,176        $50,755      $45,398      $39,091      $25,894      $32,586

Ratios to average net assets:

 Expenses .........................................        1.65% e,f      1.63% f      1.63% f       1.75% f     1.81%        1.82%

 Net investment income ............................        2.60% e        1.55%        1.20%        1.23%        1.02%        1.69%

Portfolio turnover rate ...........................        4.02%         18.90%       19.22%       23.62%       19.05%       31.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

                                                 ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2006                         YEAR ENDED MARCH 31,
CLASS C                                              (UNAUDITED)        2006          2005           2004         2003         2002
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $ 16.96       $ 14.71       $ 12.82        $  8.65      $ 11.34      $ 11.38
                                                       ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................        0.17          0.13          0.08           0.06         0.04         0.11

 Net realized and unrealized gains (losses) ......        0.85          2.18          1.92           4.14        (2.65)       (0.07)
                                                       ----------------------------------------------------------------------------
Total from investment operations .................        1.02          2.31          2.00           4.20        (2.61)        0.04
                                                       ----------------------------------------------------------------------------
Less distributions from net investment income ....       (0.07)        (0.06)        (0.11)         (0.04)       (0.08)       (0.08)
                                                       ----------------------------------------------------------------------------
Redemption fees ..................................          -- d          -- d          -- d         0.01           --           --
                                                       ----------------------------------------------------------------------------
Net asset value, end of period ...................     $ 17.91       $ 16.96       $ 14.71        $ 12.82      $  8.65      $ 11.34
                                                       ============================================================================

Total return c ...................................        6.00%        15.73%        15.76%         48.78%      (23.22)%       0.37%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $32,884       $30,438       $26,049        $24,359      $14,372      $16,243

Ratios to average net assets:

 Expenses ........................................        2.30% e,f     2.32% f       2.28% f        2.40% f      2.44%        2.46%

 Net investment income ...........................        1.95% e       0.86%         0.55%          0.58%        0.39%        0.97%

Portfolio turnover rate ..........................        4.02%        18.90%        19.22%         23.62%       19.05%       31.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

                                                  --------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2006                         YEAR ENDED MARCH 31,
ADVISOR CLASS                                         (UNAUDITED)           2006          2005        2004        2003        2002
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............   $   17.25          $14.96        $13.03      $ 8.76     $ 11.51      $11.55
                                                       ---------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...........................        0.25            0.29          0.22        0.20        0.14        0.22

 Net realized and unrealized gains (losses) ........        0.87            2.21          1.96        4.20       (2.72)      (0.07)
                                                       ---------------------------------------------------------------------------
Total from investment operations ...................        1.12            2.50          2.18        4.40       (2.58)       0.15
                                                       ---------------------------------------------------------------------------
Less distributions from net investment income ......       (0.11)          (0.21)        (0.25)      (0.14)      (0.17)      (0.19)
                                                       ---------------------------------------------------------------------------
Redemption fees ....................................          -- d            -- d          -- d      0.01          --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period .....................   $   18.26          $17.25        $14.96      $13.03     $  8.76      $11.51
                                                       ===========================================================================

Total return c .....................................        6.48%          16.83%        17.05%      50.46%     (22.69)%      1.30%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................   $     657          $  489        $  337      $  303     $   276      $  334

Ratios to average net assets:

 Expenses ..........................................        1.30% e,f       1.32% f       1.28% f     1.40% f     1.47%       1.47%

 Net investment income .............................        2.95% e         1.86%         1.55%       1.58%       1.36%       1.96%

Portfolio turnover rate ............................        4.02%          18.90%        19.22%      23.62%      19.05%      31.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                                  INDUSTRY                            SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.8%
  COMMON STOCKS 92.0%
  AUSTRALIA 2.1%
  National Australia Bank Ltd. .....................                 Commercial Banks                       33,159      $    907,043
  PaperlinX Ltd. ...................................             Paper & Forest Products                   161,340           462,981
  Qantas Airways Ltd. ..............................                     Airlines                          178,820           521,138
                                                                                                                        ------------
                                                                                                                           1,891,162
                                                                                                                        ------------
  BERMUDA 2.1%
  ACE Ltd. .........................................                    Insurance                           15,790           864,187
  XL Capital Ltd., A ...............................                    Insurance                           15,180         1,042,866
                                                                                                                        ------------
                                                                                                                           1,907,053
                                                                                                                        ------------
  CANADA 1.5%
  Barrick Gold Corp. ...............................                 Metals & Mining                        18,310           562,615
  BCE Inc. .........................................      Diversified Telecommunication Services            28,175           764,615
                                                                                                                        ------------
                                                                                                                           1,327,230
                                                                                                                        ------------
  DENMARK 1.5%
a Vestas Wind Systems AS ...........................               Electrical Equipment                     49,600         1,324,489
                                                                                                                        ------------
  FINLAND 2.5%
  Stora Enso OYJ, R ................................             Paper & Forest Products                    71,220         1,080,242
  UPM-Kymmene OYJ ..................................             Paper & Forest Products                    48,740         1,158,358
                                                                                                                        ------------
                                                                                                                           2,238,600
                                                                                                                        ------------
  FRANCE 6.6%
  AXA SA ...........................................                    Insurance                           36,348         1,340,487
  France Telecom SA ................................      Diversified Telecommunication Services            46,410         1,065,315
  Sanofi-Aventis ...................................                 Pharmaceuticals                        16,660         1,483,200
  Suez SA ..........................................                 Multi-Utilities                        26,961         1,185,777
  Total SA, B ......................................           Oil, Gas & Consumable Fuels                  11,600           761,300
                                                                                                                        ------------
                                                                                                                           5,836,079
                                                                                                                        ------------
  GERMANY 6.2%
  BASF AG ..........................................                    Chemicals                           13,020         1,045,537
  Bayerische Motoren Werke AG ......................                   Automobiles                          16,030           859,317
  Deutsche Post AG .................................             Air Freight & Logistics                    42,860         1,124,062
  E.ON AG ..........................................                Electric Utilities                      10,500         1,247,852
  SAP AG ...........................................                     Software                            2,110           418,779
  Siemens AG .......................................             Industrial Conglomerates                    9,500           829,016
                                                                                                                        ------------
                                                                                                                           5,524,563
                                                                                                                        ------------
  HONG KONG 4.3%
  Cheung Kong (Holdings) Ltd. ......................                   Real Estate                         152,000         1,632,059
a Hutchison China Meditech Ltd. ....................         Health Care Providers & Services                    5                17


                                                          Semiannual Report | 15

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                                     INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HONG KONG (CONTINUED)
  Hutchison Whampoa Ltd. ...............................             Industrial Conglomerates              111,000      $    980,252
  Swire Pacific Ltd., A ................................                   Real Estate                      79,000           825,425
  Yue Yuen Industrial Holdings Ltd. ....................         Textiles, Apparel & Luxury Goods          133,000           413,136
                                                                                                                        ------------
                                                                                                                           3,850,889
                                                                                                                        ------------
  ITALY 4.3%
  Eni SpA ..............................................           Oil, Gas & Consumable Fuels              54,250         1,607,852
  Mediaset SpA .........................................                      Media                         74,338           800,870
  UniCredito Italiano SpA ..............................                 Commercial Banks                  164,317         1,363,892
                                                                                                                        ------------
                                                                                                                           3,772,614
                                                                                                                        ------------
  JAPAN 10.9%
  Hitachi Ltd. .........................................        Electronic Equipment & Instruments         179,000         1,044,249
  Matsushita Electric Industrial Co. Ltd. ..............                Household Durables                  42,000           889,039
  NEC Corp. ............................................             Computers & Peripherals                67,000           368,172
  Nippon Telegraph & Telephone Corp. ...................      Diversified Telecommunication Services           167           820,118
  Nomura Holdings Inc. .................................                 Capital Markets                    41,000           722,069
  Olympus Corp. ........................................         Health Care Equipment & Supplies           16,337           481,375
  Shinsei Bank Ltd. ....................................                 Commercial Banks                   55,000           335,295
b Shinsei Bank Ltd., 144A ..............................                 Commercial Banks                    8,000            48,770
  Sompo Japan Insurance Inc. ...........................                    Insurance                       68,000           890,699
  Sony Corp. ...........................................                Household Durables                  35,440         1,434,344
  Sumitomo Mitsui Financial Group Inc. .................                 Commercial Banks                      118         1,238,898
  Takeda Pharmaceutical Co. Ltd. .......................                 Pharmaceuticals                    21,800         1,360,366
                                                                                                                        ------------
                                                                                                                           9,633,394
                                                                                                                        ------------
  NETHERLANDS 5.2%
  Akzo Nobel NV ........................................                    Chemicals                       15,900           979,585
  ING Groep NV .........................................          Diversified Financial Services            33,483         1,473,046
  Koninklijke Philips Electronics NV ...................                Household Durables                  25,750           903,596
  Reed Elsevier NV .....................................                      Media                         73,580         1,227,081
                                                                                                                        ------------
                                                                                                                           4,583,308
                                                                                                                        ------------
  NORWAY 1.4%
  Norsk Hydro ASA ......................................           Oil, Gas & Consumable Fuels              21,405           478,021
  Telenor ASA ..........................................      Diversified Telecommunication Services        58,560           763,578
                                                                                                                        ------------
                                                                                                                           1,241,599
                                                                                                                        ------------
  PORTUGAL 0.5%
  Portugal Telecom SGPS SA .............................      Diversified Telecommunication Services        36,610           457,324
                                                                                                                        ------------
  SINGAPORE 1.4%
  DBS Group Holdings Ltd. ..............................                 Commercial Banks                   64,000           773,803
  Venture Corp. Ltd. ...................................        Electronic Equipment & Instruments          60,000           476,071
                                                                                                                        ------------
                                                                                                                           1,249,874
                                                                                                                        ------------


16 | Semiannual Report

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                                 INDUSTRY                             SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SPAIN 5.5%
  Banco Santander Central Hispano SA ...............                 Commercial Banks                       59,597      $    942,494
b Banco Santander Central Hispano SA, 144A .........                 Commercial Banks                          459             7,259
  Endesa SA ........................................                Electric Utilities                      16,427           698,938
  Iberdrola SA, Br .................................                Electric Utilities                      21,212           949,607
  Repsol YPF SA ....................................           Oil, Gas & Consumable Fuels                  40,000         1,190,586
  Telefonica SA ....................................      Diversified Telecommunication Services            62,992         1,092,048
                                                                                                                        ------------
                                                                                                                           4,880,932
                                                                                                                        ------------
  SWEDEN 4.3%
  Assa Abloy AB, B .................................                Building Products                       24,180           449,584
  Atlas Copco AB, A ................................                    Machinery                           34,500           906,290
a Husqvarna AB, B ..................................                Household Durables                      17,450           205,387
  Nordea Bank AB ...................................                 Commercial Banks                       87,870         1,151,143
  Securitas AB, B ..................................          Commercial Services & Supplies                31,460           394,970
a Securitas Direct AB, B ...........................          Diversified Consumer Services                 31,460            78,994
a Securitas Systems AB .............................          Commercial Services & Supplies                31,460           118,062
  Swedbank AB ......................................                 Commercial Banks                       16,560           491,515
                                                                                                                        ------------
                                                                                                                           3,795,945
                                                                                                                        ------------
  SWITZERLAND 4.7%
  Nestle SA ........................................                  Food Products                          2,890         1,007,871
  Novartis AG ......................................                 Pharmaceuticals                        18,270         1,066,797
  Swiss Reinsurance Co. ............................                    Insurance                           13,891         1,063,325
  UBS AG ...........................................                 Capital Markets                        16,900         1,011,134
                                                                                                                        ------------
                                                                                                                           4,149,127
                                                                                                                        ------------
  UNITED KINGDOM 27.0%
  Alliance Boots PLC ...............................             Food & Staples Retailing                   54,129           785,492
  Amvescap PLC .....................................                 Capital Markets                        88,850           964,930
  BAE Systems PLC ..................................               Aerospace & Defense                     129,042           955,021
  BHP Billiton PLC .................................                 Metals & Mining                        24,519           423,296
  BP PLC ...........................................           Oil, Gas & Consumable Fuels                  83,831           913,562
  British Sky Broadcasting Group PLC ...............                      Media                            122,424         1,251,611
  Burberry Group PLC ...............................         Textiles, Apparel & Luxury Goods               53,050           512,561
  Centrica PLC .....................................                 Multi-Utilities                       174,080         1,060,172
  Compass Group PLC ................................          Hotels, Restaurants & Leisure                280,460         1,408,708
  Electrocomponents PLC ............................        Electronic Equipment & Instruments              82,870           431,760
  GKN PLC ..........................................                 Auto Components                        78,958           424,684
  GlaxoSmithKline PLC ..............................                 Pharmaceuticals                        64,285         1,711,668
  HSBC Holdings PLC ................................                 Commercial Banks                       53,415           974,280
  Kingfisher PLC ...................................                 Specialty Retail                      198,929           913,518
  Marks & Spencer Group PLC ........................                 Multiline Retail                       86,602         1,041,864
  Pearson PLC ......................................                      Media                             62,547           890,668
  Rentokil Initial PLC .............................          Commercial Services & Supplies               149,560           410,964
a Rolls-Royce Group PLC ............................               Aerospace & Defense                     110,538           937,605
  Royal Bank of Scotland Group PLC .................                 Commercial Banks                       32,434         1,116,844
  Royal Dutch Shell PLC, B .........................           Oil, Gas & Consumable Fuels                  29,741         1,010,190


                                                          Semiannual Report | 17

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL (EX EM) FUND                                   INDUSTRY                      SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Shire PLC .............................................             Pharmaceuticals                  57,110          $   949,588
    Smiths Group PLC ......................................        Industrial Conglomerates              34,640              581,485
a,b Standard Life Assurance Co., 144A .....................                Insurance                     77,260              391,682
    Unilever PLC ..........................................              Food Products                   37,980              936,593
    Vodafone Group PLC ....................................   Wireless Telecommunication Services       546,727            1,251,496
    William Morrison Supermarkets PLC .....................        Food & Staples Retailing             254,695            1,160,068
    Yell Group PLC ........................................                  Media                       52,380              584,060
                                                                                                                         -----------
                                                                                                                          23,994,370
                                                                                                                         -----------
    TOTAL COMMON STOCKS (COST $57,707,862) ................                                                               81,658,552
                                                                                                                         -----------

                                                                                                   ------------------
                                                                                                   PRINCIPAL AMOUNT c
                                                                                                   ------------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.8%
    AUSTRALIA 0.3%
    Queensland Treasury Corp., 6.00%, 8/14/13 .............                                             330,000 AUD          249,146
                                                                                                                         -----------
    SWEDEN 0.5%
    Government of Sweden,
       6.50%, 5/05/08 .....................................                                             820,000 SEK          117,294
       5.50%, 10/08/12 ....................................                                           2,300,000 SEK          345,818
                                                                                                                         -----------
                                                                                                                             463,112
                                                                                                                         -----------
    TOTAL FOREIGN GOVERNMENT AND
     AGENCY SECURITIES (COST $654,738) ....................                                                                  712,258
                                                                                                                         -----------
    TOTAL LONG TERM INVESTMENTS
     (COST $58,362,600) ...................................                                                               82,370,810
                                                                                                                         -----------


18 | Semiannual Report

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                                 PRINCIPAL AMOUNT c          VALUE
-----------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 6.0%
  CANADA 0.1%
  Government of Canada, 3.25%, 12/01/06 ......................               75,000 CAD         $    67,025
                                                                                                -----------
  SINGAPORE 0.1%
  Government of Singapore, 1.75%, 2/01/07 ....................              100,000 SGD              62,812
                                                                                                -----------
  SWEDEN 0.1%
d Swedish Treasury Bill, 12/20/06 ............................              500,000 SEK              67,855
                                                                                                -----------
  UNITED STATES 5.7%
d U.S. Treasury Bills, 10/05/06 - 3/22/07 ....................            5,141,000               5,049,842
                                                                                                -----------
  TOTAL SHORT TERM INVESTMENTS
   (COST $5,235,574) .........................................                                    5,247,534
                                                                                                -----------

  TOTAL INVESTMENTS (COST $63,598,174) 98.8% .................                                   87,618,344
  OTHER ASSETS, LESS LIABILITIES 1.2% ........................                                    1,098,323
                                                                                                -----------

  NET ASSETS 100.0% ..........................................                                  $88,716,667
                                                                                                ===========

CURRENCY ABBREVIATIONS

AUD - Australian Dollar

CAD - Canadian Dollar

SEK - Swedish Krone

SGD - Singapore Dollar

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $447,711, representing 0.50% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The security is traded on a discount basis with no stated coupon rate.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (unaudited)

                                                                                                 -------------
                                                                                                  TEMPLETON
                                                                                                 INTERNATIONAL
                                                                                                 (EX EM) FUND
                                                                                                 -------------
Assets:
 Investments in securities:
  Cost ..........................................................................                 $63,598,174
                                                                                                  ===========
  Value .........................................................................                 $87,618,344
 Cash ...........................................................................                      13,078
 Foreign currency, at value (cost $630,196) .....................................                     700,676
 Receivables:
  Investment securities sold ....................................................                     349,920
  Capital shares sold ...........................................................                      94,945
  Dividends and interest ........................................................                     209,182
                                                                                                  -----------
        Total assets ............................................................                  88,986,145
                                                                                                  -----------
Liabilities:
 Payables:
  Capital shares redeemed .......................................................                     116,920
  Affiliates ....................................................................                     141,616
 Accrued expenses and other liabilities .........................................                      10,942
                                                                                                  -----------
        Total liabilities .......................................................                     269,478
                                                                                                  -----------
           Net assets, at value .................................................                 $88,716,667
                                                                                                  ===========
Net assets consist of:
 Paid-in capital ................................................................                 $63,534,794
 Undistributed net investment income ............................................                     990,675
 Net unrealized appreciation (depreciation) .....................................                  24,088,857
 Accumulated net realized gain (loss) ...........................................                     102,341
                                                                                                  -----------
           Net assets, at value .................................................                 $88,716,667
                                                                                                  ===========
CLASS A:
 Net assets, at value ...........................................................                 $55,175,745
                                                                                                  ===========
 Shares outstanding .............................................................                   3,033,785
                                                                                                  ===========
 Net asset value per share a ....................................................                 $     18.19
                                                                                                  ===========
 Maximum offering price per share (net asset value per share / 94.25%) ..........                 $     19.30
                                                                                                  ===========
CLASS C:
 Net assets, at value ...........................................................                 $32,883,694
                                                                                                  ===========
 Shares outstanding .............................................................                   1,836,489
                                                                                                  ===========
 Net asset value and maximum offering price per share a .........................                 $     17.91
                                                                                                  ===========
ADVISOR CLASS:
 Net assets, at value ...........................................................                 $   657,228
                                                                                                  ===========
 Shares outstanding .............................................................                      35,987
                                                                                                  ===========
 Net asset value and maximum offering price per share a .........................                 $     18.26
                                                                                                  ===========

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

STATEMENT OF OPERATIONS
for the period ended September 30, 2006 (unaudited)

                                                                                                     -------------
                                                                                                       TEMPLETON
                                                                                                     INTERNATIONAL
                                                                                                     (EX EM) FUND
                                                                                                     -------------
Investment income:
 Dividends (net of foreign taxes of $141,317) ........................................                $ 1,707,358
 Interest ............................................................................                    113,257
 Other income (Note 8) ...............................................................                        317
                                                                                                      -----------
        Total investment income ......................................................                  1,820,932
                                                                                                      -----------
Expenses:
 Management fees (Note 3a) ...........................................................                    320,032
 Administrative fees (Note 3b) .......................................................                     64,006
 Distribution fees (Note 3c)
  Class A ............................................................................                     95,842
  Class C ............................................................................                    157,231
 Transfer agent fees (Note 3e) .......................................................                     73,753
 Custodian fees (Note 4) .............................................................                     13,017
 Reports to shareholders .............................................................                     20,745
 Registration and filing fees ........................................................                     28,264
 Professional fees ...................................................................                     15,537
 Trustees' fees and expenses .........................................................                     17,916
 Other ...............................................................................                      3,468
                                                                                                      -----------
        Total expenses ...............................................................                    809,811
        Expense reductions (Note 4) ..................................................                       (681)
                                                                                                      -----------
           Net expenses ..............................................................                    809,130
                                                                                                      -----------
              Net investment income ..................................................                  1,011,802
                                                                                                      -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ........................................................................                  1,276,995
  Foreign currency transactions ......................................................                     (5,167)
                                                                                                      -----------
              Net realized gain (loss) ...............................................                  1,271,828
                                                                                                      -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ........................................................................                  2,734,176
  Translation of assets and liabilities denominated in foreign currencies ............                     32,518
                                                                                                      -----------
              Net change in unrealized appreciation (depreciation) ...................                  2,766,694
                                                                                                      -----------
Net realized and unrealized gain (loss) ..............................................                  4,038,522
                                                                                                      -----------
Net increase (decrease) in net assets resulting from operations ......................                $ 5,050,324
                                                                                                      ===========


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Templeton Global Investment Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                                      TEMPLETON INTERNATIONAL
                                                                                                            (EX EM) FUND
                                                                                               ------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               SEPTEMBER 30, 2006      YEAR ENDED
                                                                                                    (UNAUDITED)      MARCH 31, 2006
                                                                                               ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................       $  1,011,802        $    969,268
  Net realized gain (loss) from investments and foreign currency transactions ..............          1,271,828           3,480,796
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ...............................          2,766,694           7,066,918
                                                                                                   --------------------------------
        Net increase (decrease) in net assets resulting from operations ....................          5,050,324          11,516,982
                                                                                                   --------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ................................................................................           (297,512)           (461,124)
    Class C ................................................................................           (122,509)           (106,994)
    Advisor Class ..........................................................................             (3,672)             (5,095)
                                                                                                   --------------------------------
 Total distributions to shareholders .......................................................           (423,693)           (573,213)
                                                                                                   --------------------------------
 Capital share transactions: (Note 2)
    Class A ................................................................................          1,546,922          (1,494,847)
    Class C ................................................................................            721,707             352,264
    Advisor Class ..........................................................................            138,912              96,851
                                                                                                   --------------------------------
 Total capital share transactions ..........................................................          2,407,541          (1,045,732)
                                                                                                   --------------------------------
 Redemption fees ...........................................................................                 79                 362
                                                                                                   --------------------------------
        Net increase (decrease) in net assets ..............................................          7,034,251           9,898,399
Net assets:
 Beginning of period .......................................................................         81,682,416          71,784,017
                                                                                                   --------------------------------
 End of period .............................................................................       $ 88,716,667        $ 81,682,416
                                                                                                   ================================
Undistributed net investment income included in net assets:
 End of period .............................................................................       $    990,675        $    402,566
                                                                                                   ================================


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton International (Ex EM) Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been


                                                          Semiannual Report | 23

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


24 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.


                                                          Semiannual Report | 25

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


26 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                           -------------------------------------------------------------
                                                                SIX MONTHS ENDED                     YEAR ENDED
                                                              SEPTEMBER 30, 2006                   MARCH 31, 2006
                                                           -------------------------------------------------------------
                                                            SHARES          AMOUNT           SHARES            AMOUNT
                                                           -------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................................           431,550      $ 7,603,841         629,012       $ 10,077,228
 Shares issued in reinvestment of
  distributions .................................            14,502          264,086          25,936            407,519
 Shares redeemed ................................          (363,609)      (6,321,005)       (748,059)       (11,979,594)
                                                           ------------------------------------------------------------
 Net increase (decrease) ........................            82,443      $ 1,546,922         (93,111)      $ (1,494,847)
                                                           ============================================================
CLASS C SHARES:
 Shares sold ....................................           184,250      $ 3,204,929         349,214       $  5,367,605
 Shares issued in reinvestment of
  distributions .................................             5,978          107,417           5,937             93,448
 Shares redeemed ................................          (148,783)      (2,590,639)       (330,477)        (5,108,789)
                                                           ------------------------------------------------------------
 Net increase (decrease) ........................            41,445      $   721,707          24,674       $    352,264
                                                           ============================================================
ADVISOR CLASS SHARES:
 Shares sold ....................................             8,860      $   161,073           6,830       $    112,564
 Shares issued in reinvestment of
  distributions .................................               107            1,966             237              3,724
 Shares redeemed ................................            (1,349)         (24,127)         (1,246)           (19,437)
                                                           ------------------------------------------------------------
 Net increase (decrease) ........................             7,618      $   138,912           5,821       $     96,851
                                                           ============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
Templeton Global Advisors Limited (TGAL)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent


                                                          Semiannual Report | 27

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      0.750%           Up to and including $1 billion
      0.730%           Over $1 billion, up to and including $5 billion
      0.710%           Over $5 billion, up to and including $10 billion
      0.690%           Over $10 billion, up to and including $15 billion
      0.670%           Over $15 billion, up to and including $20 billion
      0.650%           In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      0.150%           Up to and including $200 million
      0.135%           Over $200 million, up to and including $700 million
      0.100%           Over $700 million, up to and including $1.2 billion
      0.075%           In excess of $1.2 billion

      C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.35% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to 1.00% per year of Class C's average daily net assets.


28 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions
  paid to unaffiliated broker/dealers ...................  $16,855
Contingent deferred sales charges retained ..............  $ 1,161

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $73,753, of which $40,633 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At March 31, 2006, the Fund had tax basis capital losses of $1,152,182, expiring on March 31, 2012, which may be carried over to offset future capital gains, if any. During the year ended March 31, 2006, the Fund utilized $3,453,114 of capital loss carryforwards.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.


                                                          Semiannual Report | 29

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

5. INCOME TAXES (CONTINUED)

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................    $63,640,526
                                                              ===========

Unrealized appreciation ..................................    $25,815,642
Unrealized depreciation ..................................     (1,837,824)
                                                              -----------
Net unrealized appreciation (depreciation) ...............    $23,977,818
                                                              ===========

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2006, aggregated $3,228,597 and $4,254,738, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.


30 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

8. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The Fund recorded the settlement as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.


                                                          Semiannual Report | 31

Templeton Global Investment Trust

TEMPLETON INTERNATIONAL (EX EM) FUND

9. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 | Semiannual Report

Templeton Global Investment Trust

SHAREHOLDER INFORMATION

TEMPLETON INTERNATIONAL (EX EM) FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33

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

                       This page intentionally left blank.

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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                     Michigan 6
Arizona                     Minnesota 6
California 7                Missouri
Colorado                    New Jersey
Connecticut                 New York 7
Florida 7                   North Carolina
Georgia                     Ohio 6
Kentucky                    Oregon
Louisiana                   Pennsylvania
Maryland                    Tennessee
Massachusetts 6             Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


07/06                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON INTERNATIONAL (EX EM) FUND

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDERSERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing .

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

419 S2006 11/06




TEMPLETON INCOME FUND


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

                                            A series of Templeton Global
                                            Investment Trust

--------------------------------------------------------------------------------
  SEMIANNUAL REPORT AND SHAREHOLDER LETTER                 INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
           TEMPLETON INCOME FUND
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com. See
                                                     inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Income Fund .....................................................    3

Performance Summary .......................................................   11

Your Fund's Expenses ......................................................   14

Financial Highlights and Statement of Investments .........................   16

Financial Statements ......................................................   33

Notes to Financial Statements .............................................   37

Shareholder Information ...................................................   49

--------------------------------------------------------------------------------

Semiannual Report

Templeton Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Templeton Income Fund seeks to generate current income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund will invest in debt and equity securities worldwide. The Fund's equity component will generally be composed of dividend-yielding stocks on Templeton's approved list. The Fund's global fixed income component will primarily consist of developed and developing country government and agency bonds and investment grade and below investment grade corporate and emerging market debt securities.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 9/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity ..........................................................          56.1%
Fixed Income ....................................................          32.9%
Short-Term Investments & Other Net Assets .......................          11.0%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Templeton Income Fund's semiannual report for the period ended September 30, 2006.

PERFORMANCE OVERVIEW

Templeton Income Fund - Class A posted a +6.24% cumulative total return for the six months ended September 30, 2006. The Fund outperformed its hybrid benchmark, an equally weighted combination of the Morgan Stanley Capital International
(MSCI) All Country (AC) World Index and the Lehman Brothers (LB) Multiverse Index, which posted a +4.33% cumulative total

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


                                                           Semiannual Report | 3
return for the same period. 1 You can find more of the Fund's performance data in the Performance Summary beginning on page 11.

ECONOMIC AND MARKET OVERVIEW

Despite rising interest rates around the world, sustained high oil prices and other pressures, global economic growth remained strong during the first and second quarters of 2006. As a result, investors became increasingly concerned about additional interest rate hikes, which created mounting risk aversion and pressured the equity markets. Signs of moderating growth finally appeared later in the reporting period. Oil prices declined from record levels, U.S. housing continued to slow and other indications of slowing growth alleviated some inflation pressure. Partly as a result, the U.S. Federal Reserve Board, as well as other central banks, at least temporarily suspended interest rate hikes, which restored investor confidence.

In an environment of slowing economic growth, investors recognized the risk of expecting peak or near-peak profit margins and high returns to continue. Thus, they curbed their appetite for cyclical, or economically sensitive, stocks, which they sold. Instead, investors gravitated toward the less cyclical and more "defensive" areas of the market, including utilities, consumer staples, and telecommunications companies. As a result, share prices fell for companies tied to commodity markets. These markets also suffered during the period from falling demand related in part to market participants such as hedge funds, as they sold the underlying commodities. This eliminated part of the non-economic demand that had driven up prices over the past few years. During the period, commodity prices, as measured by the Reuters/Jefferies CRB Index, posted the sharpest 30-day trading decline (-15%) since the recession in 1974. 2 As the price of oil receded fairly sharply and natural gas prices plummeted, energy-related stocks suffered. In contrast, the defensive sectors outperformed overall market indexes during the latter part of the period.

1. Source: Standard & Poor's Micropal. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The LB Multiverse Index provides a broad-based measure of the international fixed-income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index. The indexes are unmanaged and include reinvestment of any income or distributions. The Fund's benchmark is currently weighted 50% for the MSCI AC World Index and 50% for the LB Multiverse Index and is rebalanced monthly. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Jefferies & Company. The Reuters/Jefferies CRB Index is an arithmetic average of commodity futures prices designed to represent the performance of a long-only, broadly diversified investment in global commodities markets.


4 | Semiannual Report

As growth moderated and interest rates stabilized, global equity markets rebounded from their June lows. For the six months ended September 30, 2006, the MSCI Europe, Australasia, Far East (EAFE) Index posted a +4.97% total return, while the MSCI AC World ex USA Index returned +4.17%. 3

Global bond markets strengthened over the reporting period, with the LB Multiverse Index posting a return of +4.61%. 1 Easing global inflationary concerns, particularly in the U.S. (where the Fed signaled it is nearing the end of the interest rate tightening cycle), supported international fixed income markets. The yield for long-term (10-year) U.S. Treasury bonds declined to 4.64% and for German treasury bonds fell to 3.71% at period-end. 4 Declining treasury market yields also set a positive tone for high yield fixed income markets, allowing for a recovery from volatility stemming from investor concerns over tightening global liquidity conditions. Broadly, short-term interest rates outside the U.S. continued a gradual upward adjustment, as most central banks removed excess monetary accommodation amid healthy economic growth trends. For example, the European Central Bank (ECB) raised rates 50 basis points (100 basis points equal one percentage point) to 3.00%. The Bank of Japan hiked rates 25 basis points and heralded an end to its long-held, zero-interest-rate policy in the face of growing evidence that the Japanese economy had emerged from a deflationary environment. The environment was also generally supportive of global currency performance versus the U.S. dollar, and the dollar weakened 3.76% against its major trading partners. 5 Global imbalances persisted, and the difference in growth rates between the U.S. and its major trading partners narrowed during the period. The U.S. current account deficit remained large at 6.6% of gross domestic product (GDP) at the end of second quarter 2006, relative to a slight current account deficit among euro-zone countries and surpluses in Asia. 6

INVESTMENT STRATEGY

We search for undervalued or out-of-favor debt and equity securities and equity securities offering current income. When searching for debt securities, we perform an independent analysis of the securities being considered for the Fund's portfolio, rather than relying principally on their ratings assigned by rating agencies. Among factors we consider are a company's experience and

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 9/30/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.K.                                          14.1%
U.S.                                          12.1%
Italy                                          4.6%
Brazil                                         3.8%
Netherlands                                    3.8%
Taiwan                                         3.6%
Canada                                         3.3%
Hong Kong                                      3.2%
Indonesia                                      3.1%
Peru                                           2.8%
Sweden                                         2.8%
Germany                                        2.7%
Australia                                      2.6%
South Korea                                    2.5%
Japan                                          2.3%
Argentina                                      2.3%
Poland                                         2.2%
Other Countries                               17.2%
Short-Term Investments & Other Net Assets     11.0%

3. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The MSCI AC World ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

4.    Source: Deutsche Bundesbank.

5.    Source: Federal Reserve.

6.    Source: U.S. Bureau of Economic Analysis.


                                                           Semiannual Report | 5
managerial strength; responsiveness to change in interest rates and business conditions; debt maturity schedules and borrowing requirements; a company's changing financial condition and market recognition of the change; and a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. We may hedge currencies for fixed income securities, depending on valuations.

When searching for equity securities, we use a bottom-up, value-oriented, long-term approach, focusing on the market price of a security relative to our evaluation of the company's long-term earnings, asset value and cash flow potential, as reflected by various metrics, including the company's price/earnings ratio, price/earnings flow ratio, price/book value and discounted cash flow. Because this is a global fund, we analyze global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluate market inefficiencies to identify investment opportunities stemming from market mispricings.

MANAGER'S DISCUSSION

EQUITY

The Fund experienced strong absolute and relative returns during the six months under review while supporting its fundamental concepts -- income plus capital growth with low volatility. We feel confident that the Fund, aligned with its primary investment goals, provided a real solution to investors seeking regular income from their investments while retaining some growth prospects. Since May 2006, investor concerns surrounding rising inflation and interest rates, and their combined potential to precipitate slower global growth, outweighed positive economic and corporate data. Increasingly, risk-averse investors appeared to refocus on economic stability and corporate fundamentals, a direction that typically supports Templeton's long-term value philosophy. Within that vein, we pay specific attention to companies with strong balance sheets generating free cash flow and that are returning cash to shareholders in the form of dividends.

Many companies, boasting strong free cash flow, strong balance sheets and the flexibility to grow, acquire other companies or give cash back to shareholders, began to attract investor attention over the six-month reporting period. In spite of investor misconceptions that high-yielding stocks are focused in rather few industries and sectors, we nonetheless identified, and invested in, ample opportunities across a diverse array of sectors and industries. Similarly, on average companies outside the U.S. offered higher dividend yields than companies within the U.S., making broad regional diversification achievable.


6 | Semiannual Report

With the exception of the materials sector, all sectors in which the Fund was invested performed positively. 7 On a regional basis, Asia, Europe and North America contributed to returns, with only a small exposure in Latin America and Africa detracting from performance.

Interestingly, one theme that emerged across sectors was that large-capitalization stocks were trading at 10-year lows and, according to our analysis, seemed to be offering substantial value and significant dividend returns. Over the past couple of years, investors have largely ignored "mega-caps" despite consistent sales and earnings growth, strong balance sheets and cash flow. Generally, percentage growth rates are not as impressive for mega-caps as those of small companies because of the difficulty of growing an already large sales or income base. During the past six months, the market confirmed our earlier assessment that mega-caps' favorable characteristics, as well as the global reach of companies such as ING Groep and E.ON, could be more highly valued in a higher interest rate, slower growth environment. ING Groep is a Netherlands-based diversified financial company with banking and insurance operations in 60 countries, and E.ON is a German power generation and distribution company with interests in utility companies throughout Europe and the U.S.

Many large-capitalization stocks are in the financials sector, which was the largest contributor to the Fund's returns this reporting period. 8 Although financial stocks generally underperform during rising interest rate environments, we identified a number of positive trends that we believed held the potential to drive growth beyond expectations. Banks and diversified financial companies across the world generally fared well, including our holdings in UniCredito Italiano, Bank of America and Bank of East Asia. These were among the Fund's top 10 performing stocks during the period under review. European economies that had lagged the U.S. improved noticeably, enabling many European banks to experience loan growth, increased fee-based income, and declining bad debts and leverage on newly implemented cost controls. Likewise, Asian financial companies grew in line with their strong regional economies, benefiting on the corporate and consumer levels.

Utilities, another sector generally expected to lag during periods of rising interest rates, also performed well for the Fund. Sustained higher prices, greater efficiency, mergers and acquisitions, and the continued divestment of non-core assets helped generate strong cash flows for European utility companies like

TOP 5 EQUITY HOLDINGS
9/30/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                         2.1%
  PHARMACEUTICALS, U.K.
--------------------------------------------------------------------------------
Merck & Co. Inc.                                                            1.9%
  PHARMACEUTICALS, U.S.
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                                     1.9%
  COMMERCIAL BANKS, ITALY
--------------------------------------------------------------------------------
ING Groep NV                                                                1.8%
  CAPITAL MARKETS, NETHERLANDS
--------------------------------------------------------------------------------
Old Mutual PLC                                                              1.5%
  INSURANCE, SOUTH AFRICA
--------------------------------------------------------------------------------

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI.

8. The financials sector comprises capital markets, commercial banks, diversified financial services and insurance in the SOI.


                                                           Semiannual Report | 7

E.ON and Centrica, the U.K.'s largest electricity and gas provider. Utilities' defensive characteristics and dividend yields remained attractive to investors in contrast to government bond yields to which they are often compared.

Health care, specifically pharmaceuticals, which we discussed in our March 2006 annual report, remained a strong contributor to the Fund's returns. Merck & Co., the U.S.-based global pharmaceutical manufacturer, and Takeda Pharmaceutical, Japan's second-largest pharmaceutical company with a significant presence in the U.S., were among the Fund's standout performers. Both stocks also contributed to the notable strong absolute and relative performance of the Fund's Japanese and U.S. allocations, even though lower average dividend yields in the U.S. and Japan made it more difficult for us to find a large number of undervalued opportunities there. The Fund averaged less than 50% of the MSCI AC World Index's weighting in Japan and less than 30% of the index's weighting in the U.S., yet these two countries still made the largest weighted contributions to the Fund's total return relative to the index.

A significant change over the past six months was the performance of the Fund's holdings in the materials sector. Having been the Fund's best performing sector for the Fund's fiscal year ended March 31, 2006, chemicals, metals and mining and paper stocks came under pressure and in a reversal of fortune detracted from the Fund's six-month returns through September 30, 2006. This was largely due to investors' increasing concerns about slowing global growth. In particular, most commodity prices fell as worries arose about slowing demand from China in response to recent economic deceleration in the U.S., one of its biggest export markets. The Fund's commodities stocks in Brazil, Finland and South Africa also performed poorly and negatively impacted returns. In addition, the Fund's telecommunication services stocks contributed only minimally to Fund returns and significantly lagged the sector's results in the MSCI AC World Index. 9 We held more than double the index's weighting in telecommunication services stocks, yet only posted about half the index's return for the sector. Stock selection was the primary detracting factor, as related telecom holdings such as Thailand's Advanced Info Service Public, South Korea's SK Telecom and Brazil's Tele Norte Leste Participacoes (sold by period-end) disappointed over the short term.

At period-end, we were still encouraged by sustained increases in dividend yields across industries and sectors. Strong earnings growth has enabled companies to increase dividends without raising payout ratios, so payout ratios remained at multi-decade low levels with what we see as ample room to reach normalized levels. The recent strong performance of dividend paying stocks,

9. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.


8 | Semiannual Report
and the recognition that dividends are a significant part of investor returns has been, and could remain, beneficial for the Fund's equity portfolio.

FIXED INCOME

Regionally, the fixed income portion of the Fund benefited from positioning in the Americas, including Canada, which was supported by a 4.56% appreciation of the Canadian dollar against the U.S. dollar. 10 Additionally, the Fund benefited from its sector allocation among U.S. dollar-denominated assets such as our selective exposure to U.S. dollar-denominated emerging market sovereign bonds, overweighted positioning versus the LB Multiverse Index in subinvestment-grade corporate bonds, and underweighted positioning in U.S. Treasuries and investment-grade corporate bonds.

Within Asia, the fixed income portfolio's exposure to a basket of non-Japanese bonds and currencies offset the relative impact of positioning with regard to Japan. Notably, we initiated exposure to the Japanese yen over the period following what we deemed favorable overall economic developments and attractive valuation. Underscoring the better economic picture was a shift from external toward domestic growth drivers, supporting the Japanese economy's ability to emerge from deflation. The yen declined 0.06% against the U.S. dollar over the six-month period. 10 Currency performance among other Asian currencies generally remained positive. For example, the Thai baht rose 3.49% and the South Korean won appreciated 2.66% versus the U.S. dollar. 10

On the other hand, our European allocation generally detracted from relative performance within the Fund's fixed income portfolio. Strong performance in key European markets outside the euro zone -- including Poland, Sweden and Norway -- was offset by the relative impact of being underweighted in the euro zone amid a period of euro strength. The euro appreciated 4.68% against the U.S. dollar over the period. 10

Overall, our foreign exchange and sector positioning helped offset the impact of our short duration exposure relative to the fixed income benchmark, the LB Multiverse Index, amid an environment of lower long-term bond yields. The overall duration positioning of the Fund's fixed income portfolio reflected continued strong growth conditions in Asia and non-euro zone Europe, where interest rates have also been rising. However, we sought to take advantage of opportunities to adjust our durations in selected bond markets where the economy may not be fully synchronized with its regional peers due to monetary policy decisions. For example, we have a favorable medium-term outlook for Indonesia, and we extended portfolio duration there given the need for the country's central bank to unwind interest rate hikes implemented in response

TOP 5 BOND HOLDINGS
9/30/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Government of Indonesia                                                     3.1%
--------------------------------------------------------------------------------
Government of Peru                                                          2.8%
--------------------------------------------------------------------------------
Nota Do Tesouro Nacional (Brazil)                                           2.8%
--------------------------------------------------------------------------------
Government of Canada                                                        2.5%
--------------------------------------------------------------------------------
Government of Sweden                                                        2.4%
--------------------------------------------------------------------------------

10.   Source: FactSet.


                                                           Semiannual Report | 9
to the inflationary impact of regulated energy price increases from 2005. The Bank of Indonesia cut interest rates 150 basis points, supporting Indonesian bond market returns of 9.41% in U.S. dollar terms. 11

Thank you for your participation in Templeton Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Lisa F. Myers

                        Lisa F. Myers, J.D., CFA


[PHOTO OMITTED]         /s/ Michael Hasenstab

                        Michael Hasenstab, Ph.D.

                        Jeffrey A. Everett, CFA
                        Christopher J. Molumphy, CFA
                        Murdo Murchison, CFA

                        Portfolio Management Team
                        Templeton Income Fund

11.   Sources: Bank Indonesia; HSBC.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


10 | Semiannual Report

Performance Summary as of 9/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TINCX)                            CHANGE    9/30/06    3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.10      $2.77      $2.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                        $0.0649
--------------------------------------------------------------------------------
CLASS C (SYMBOL: TCINX)                            CHANGE    9/30/06    3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.10      $2.77      $2.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                        $0.0603
--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                              CHANGE    9/30/06    3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.10      $2.77      $2.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                        $0.0607
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                        CHANGE    9/30/06    3/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              +$0.11      $2.78      $2.67
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/06-9/30/06)
--------------------------------------------------------------------------------
Dividend Income                        $0.0679
--------------------------------------------------------------------------------


                                                          Semiannual Report | 11

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE
(CDSC) IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                           6-MONTH         1-YEAR      INCEPTION (7/1/05)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                          +6.24%        +14.61%           +15.90%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                      +1.67%         +9.82%            +8.73%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,167        $10,982           $11,102
-------------------------------------------------------------------------------------------------
   Distribution Rate 5               4.42%
-------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6       3.26%
-------------------------------------------------------------------------------------------------
CLASS C                                           6-MONTH         1-YEAR      INCEPTION (7/1/05)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                          +6.06%        +14.23%           +15.49%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                      +5.06%        +13.23%           +12.22%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,506        $11,323           $11,549
-------------------------------------------------------------------------------------------------
   Distribution Rate 5               4.30%
-------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6       3.01%
-------------------------------------------------------------------------------------------------
CLASS R                                           6-MONTH         1-YEAR      INCEPTION (7/1/05)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                          +6.07%        +14.26%           +15.53%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                      +6.07%        +14.26%           +12.25%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,607        $11,426           $11,553
-------------------------------------------------------------------------------------------------
   Distribution Rate 5               4.33%
-------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6       3.17%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS                                     6-MONTH         1-YEAR      INCEPTION (7/1/05)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                          +6.73%        +14.81%           +16.59%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                      +6.73%        +14.81%           +13.07%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                    $10,673        $11,481           $11,659
-------------------------------------------------------------------------------------------------
   Distribution Rate 5               4.81%
-------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6       3.65%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


12 | Semiannual Report

ENDNOTES

THE RISKS OF INVESTING IN FOREIGN DEBT AND EQUITY SECURITIES INCLUDE CURRENCY FLUCTUATIONS AND POLITICAL AND ECONOMIC UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. The Fund's manager, subadvisor and administrator have agreed in advance to limit their respective fees and to assume as their own expenses certain expenses otherwise payable by the Fund. If the manager, subadvisor and administrator had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.07%, 2.82%, 2.97% and 3.46% for Classes A, C, R and Advisor, respectively. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. Distribution rate is based on the respective class's most recent quarterly dividend and the maximum offering price (NAV for Classes C, R and Advisor) per share on 9/30/06.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/06.


                                                          Semiannual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                     VALUE 4/1/06      VALUE 9/30/06    PERIOD* 4/1/06-9/30/06
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,062.40              $6.20
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,019.05              $6.07
-----------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,060.60              $8.26
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,017.05              $8.09
-----------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,060.70              $7.49
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,017.80              $7.33
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
Actual                                         $1,000           $1,067.30              $4.92
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000           $1,020.31              $4.81
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 1.20%; C: 1.60%; R: 1.45%; and Advisor:
      0.95%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.


                                                          Semiannual Report | 15

Templeton Global Investment Trust

FINANCIAL HIGHLIGHTS

TEMPLETON INCOME FUND

                                                                  ----------------------------------
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                  SEPTEMBER 30, 2006     MARCH 31,
CLASS A                                                              (UNAUDITED)          2006 g
                                                                  ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................    $      2.67            $      2.50
                                                                  ----------------------------------
Income from investment operations a:

  Net investment income b ....................................           0.06                   0.07

  Net realized and unrealized gains (losses) .................           0.10                   0.15
                                                                  ----------------------------------
Total from investment operations .............................           0.16                   0.22
                                                                  ----------------------------------
Less distributions from:
  Net investment income ......................................          (0.06)                 (0.05)

  Net realized gains .........................................             --                     -- h
                                                                  ----------------------------------
Total distibutions ...........................................          (0.06)                 (0.05)
                                                                  ----------------------------------
Redemption fees ..............................................             -- d                   -- d
                                                                  ----------------------------------
Net asset value, end of period ...............................    $      2.77            $      2.67
                                                                  ==================================

Total return c ...............................................           6.24%                  9.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................    $   153,103            $    83,674

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ..........           1.35% e,f              1.51% e,f

  Expenses net of waiver and payments by affiliates ..........           1.20% e,f              1.20% e,f

  Net investment income ......................................           4.65% e                3.76% e

Portfolio turnover rate ......................................           7.09%                  5.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commission or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.

h     The Fund made a capital gain distribution of $(0.0012).


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND (CONTINUED)

                                                                  ----------------------------------
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                  SEPTEMBER 30, 2006     MARCH 31,
CLASS C                                                              (UNAUDITED)          2006 g
                                                                  ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................    $      2.67            $      2.50
                                                                  ----------------------------------
Income from investment operations a

  Net investment income b ....................................           0.06                   0.06

  Net realized and unrealized gains (losses) .................           0.10                   0.16
                                                                  ----------------------------------
Total from investment operations .............................           0.16                   0.22
                                                                  ----------------------------------
Less distributions from:
  Net investment income ......................................          (0.06)                 (0.05)

  Net realized gains .........................................             --                     -- h
                                                                  ----------------------------------
Total distibutions ...........................................          (0.06)                 (0.05)
                                                                  ----------------------------------
Redemption fees ..............................................             --                     -- d
                                                                  ----------------------------------
Net asset value, end of period ...............................    $      2.77            $      2.67
                                                                  ==================================

Total return c ...............................................           6.06%                  8.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................    $    85,254            $    42,794

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ..........           1.75% e,f              1.91% e,f

  Expenses net of waiver and payments by affiliates ..........           1.60% e,f              1.60% e,f

  Net investment income ......................................           4.25% e                3.36% e

Portfolio turnover rate ......................................           7.09%                  5.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commission or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.

h     The Fund made a capital gain distribution of $(0.0012).


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Investment Trust

TEMPLETON INCOME FUND (CONTINUED)

                                                                  ----------------------------------
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                  SEPTEMBER 30, 2006     MARCH 31,
CLASS R                                                              (UNAUDITED)          2006 g
                                                                  ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................    $      2.67            $      2.50
                                                                  ----------------------------------
Income from investment operations a:

  Net investment income b ....................................           0.06                   0.06

  Net realized and unrealized gains (losses) .................           0.10                   0.16
                                                                  ----------------------------------
Total from investment operations .............................           0.16                   0.22
                                                                  ----------------------------------
Less distributions from:
  Net investment income ......................................          (0.06)                 (0.05)

  Net realized gains .........................................             --                     -- h
                                                                  ----------------------------------
Total distibutions ...........................................          (0.06)                 (0.05)
                                                                  ----------------------------------
Redemption fees ..............................................             -- d                   -- d
                                                                  ----------------------------------
Net asset value, end of period ...............................    $      2.77            $      2.67
                                                                  ==================================

Total return c ...............................................           6.07%                  8.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................    $       408            $       395

Ratios to average net assets:

  Expenses before waiver and payments by affiliates ..........           1.60% e,f              1.76% e,f

  Expenses net of waiver and payments by affiliates ..........           1.45% e,f              1.45% e,f

  Net investment income ......................................           4.40% e                3.51% e

Portfolio turnover rate ......................................           7.09%                  5.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commission or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.

h     The Fund made a capital gain distribution of $(0.0012).


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND (CONTINUED)

                                                                  ----------------------------------
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                  SEPTEMBER 30, 2006     MARCH 31,
ADVISOR CLASS                                                        (UNAUDITED)          2006 g
                                                                  ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................    $      2.67            $      2.50
                                                                  ----------------------------------
Income from investment operations a:

 Net investment income b .....................................           0.07                   0.08

 Net realized and unrealized gains (losses) ..................           0.11                   0.15
                                                                  ----------------------------------
Total from investment operations .............................           0.18                   0.23
                                                                  ----------------------------------
Less distributions from:
 Net investment income .......................................          (0.07)                 (0.06)

 Net realized gains ..........................................             --                     -- h
                                                                  ----------------------------------
Total distibutions ...........................................          (0.07)                 (0.06)
                                                                  ----------------------------------
Redemption fees ..............................................             -- d                   -- d
                                                                  ----------------------------------
Net asset value, end of period ...............................    $      2.78            $      2.67
                                                                  ==================================

Total return c ...............................................           6.73%                  9.24%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................    $     1,926            $     1,259

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ...........           1.10% e,f              1.26% e,f

 Expenses net of waiver and payments by affiliates ...........           0.95% e,f              0.95% e,f

 Net investment income .......................................           4.90% e                4.01% e

Portfolio turnover rate ......................................           7.09%                  5.84%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commission or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.

h     The Fund made a capital gain distribution of $(0.0012).


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                          INDUSTRY                    SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 89.0%
    COMMON STOCKS 55.1%
    AUSTRALIA 2.0%
    Alumina Ltd. .................................              Metals & Mining                  143,338       $     661,321
    Billabong International Ltd. .................     Textiles, Apparel & Luxury Goods           91,874           1,003,207
    National Australia Bank Ltd. .................             Commercial Banks                   53,268           1,457,111
    PaperlinX Ltd. ...............................          Paper & Forest Products              403,150           1,156,878
    Qantas Airways Ltd. ..........................                 Airlines                      155,297             452,585
                                                                                                               -------------
                                                                                                                   4,731,102
                                                                                                               -------------
    BELGIUM 0.3%
    Agfa Gevaert NV ..............................       Leisure Equipment & Products             25,610             607,350
                                                                                                               -------------
    TOTAL CORPORATE BONDS & NOTES 0.6%
    XL Capital Ltd., A ...........................                 Insurance                      21,030           1,444,761
                                                                                                               -------------
    TOTAL CORPORATE BONDS & NOTES 0.5%
    BCE Inc. .....................................  Diversified Telecommunication Services        48,678           1,321,027
                                                                                                               -------------
    CHINA 0.4%
    Travelsky Technology Ltd., H .................                IT Services                    830,000           1,046,203
                                                                                                               -------------
    FINLAND 1.3%
    Stora Enso OYJ, R (EUR/FIM Traded) ...........          Paper & Forest Products               98,020           1,486,735
    UPM-Kymmene OYJ ..............................          Paper & Forest Products               73,790           1,753,698
                                                                                                               -------------
                                                                                                                   3,240,433
                                                                                                               -------------
    FRANCE 1.2%
    France Telecom SA ............................  Diversified Telecommunication Services        88,000           2,019,989
    Total SA, B ..................................        Oil, Gas & Consumable Fuels             14,340             941,125
                                                                                                               -------------
                                                                                                                   2,961,114
                                                                                                               -------------
    GERMANY 2.6%
    Bayerische Motoren Werke AG ..................                Automobiles                     22,120           1,185,782
    Deutsche Post AG .............................          Air Freight & Logistics              126,330           3,313,178
    E.ON AG ......................................            Electric Utilities                   5,900             701,174
    Siemens AG ...................................         Industrial Conglomerates               11,570           1,009,654
                                                                                                               -------------
                                                                                                                   6,209,788
                                                                                                               -------------
    HONG KONG 3.2%
    Bank of East Asia Ltd. .......................             Commercial Banks                  413,367           1,886,261
    Hopewell Holdings Ltd. .......................       Transportation Infrastructure           864,000           2,462,028
    Hutchison Whampoa Ltd. .......................         Industrial Conglomerates              257,000           2,269,593
    Yue Yuen Industrial Holdings Ltd. ............     Textiles, Apparel & Luxury Goods          321,000             997,118
                                                                                                               -------------
                                                                                                                   7,615,000
                                                                                                               -------------
    INDIA 0.3%
  a Gail India Ltd., GDR, Reg S ..................                                                23,117             796,802
                                                                                                               -------------


20 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                          INDUSTRY                    SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    ITALY 4.5%
    Eni SpA ......................................        Oil, Gas & Consumable Fuels            119,423       $   3,539,439
    Mediaset SpA .................................                   Media                       259,667           2,797,485
    UniCredito Italiano SpA ......................             Commercial Banks                  545,083           4,524,390
                                                                                                               -------------
                                                                                                                  10,861,314
                                                                                                               -------------
    JAPAN 2.3%
    Nintendo Co. Ltd. ............................                 Software                        6,300           1,298,353
    Takeda Pharmaceutical Co. Ltd. ...............              Pharmaceuticals                   49,700           3,101,385
    Tamron Co. Ltd. ..............................       Leisure Equipment & Products             59,200           1,047,610
                                                                                                               -------------
                                                                                                                   5,447,348
                                                                                                               -------------
    MEXICO 0.4%
    Telefonos de Mexico SA de CV, L, ADR .........  Diversified Telecommunication Services        37,210             951,832
                                                                                                               -------------
    NETHERLANDS 3.6%
    Akzo Nobel NV ................................                 Chemicals                      16,360           1,007,926
    ING Groep NV .................................              Capital Markets                  100,970           4,442,060
    Reed Elsevier NV .............................                   Media                       110,480           1,842,456
    Unilever NV ..................................               Food Products                    54,977           1,352,603
                                                                                                               -------------
                                                                                                                   8,645,045
                                                                                                               -------------
    PORTUGAL 0.3%
    Portugal Telecom SGPS SA .....................  Diversified Telecommunication Services        60,570             756,626
                                                                                                               -------------
    RUSSIA 0.5%
    Mobile Telesystems, ADR ......................    Wireless Telecommunication Services         29,750           1,123,657
                                                                                                               -------------
    SINGAPORE 0.4%
    Venture Corp. Ltd. ...........................    Electronic Equipment & Instruments         129,000           1,023,552
                                                                                                               -------------
    SOUTH AFRICA 1.5%
    Old Mutual PLC ...............................                 Insurance                   1,136,050           3,563,054
                                                                                                               -------------
    SOUTH KOREA 0.6%
    Shinhan Financial Group Co. Ltd. .............             Commercial Banks                   17,590             792,828
    SK Telecom Co. Ltd. ..........................    Wireless Telecommunication Services          3,200             681,427
                                                                                                               -------------
                                                                                                                   1,474,255
                                                                                                               -------------
    SWEDEN 0.4%
    Nordea Bank AB ...............................             Commercial Banks                   70,490             923,456
                                                                                                               -------------
    TAIWAN 3.6%
    Chunghwa Telecom Co. Ltd., ADR ...............  Diversified Telecommunication Services       136,030           2,354,679
    Compal Electronics Inc. ......................          Computers & Peripherals            1,689,218           1,494,838
  b Compal Electronics Inc., GDR, 144A ...........          Computers & Peripherals                3,318              14,598
    Lite-On Technology Corp. .....................          Computers & Peripherals              761,686             939,742


                                                          Semiannual Report | 21

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                          INDUSTRY                    SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    TAIWAN (CONTINUED)
    Mega Financial Holding Co. Ltd. ..............             Commercial Banks                4,292,000       $   3,039,789
    Test-Rite International Co. Ltd. .............               Distributors                  1,737,591             928,884
                                                                                                               -------------
                                                                                                                   8,772,530
                                                                                                               -------------
    THAILAND 1.7%
    Advanced Info Service Public Co. Ltd.,
     fgn. ........................................    Wireless Telecommunication Services        488,900           1,171,330
    Bank of Ayudhya Public Co. Ltd. ..............             Commercial Banks                2,206,200           1,010,159
    Krung Thai Bank Public Co. Ltd., fgn. ........             Commercial Banks                6,286,600           1,924,555
                                                                                                               -------------
                                                                                                                   4,106,044
                                                                                                               -------------
    UNITED KINGDOM 14.0%
    Alliance Boots PLC ...........................         Food & Staples Retailing              158,583           2,301,275
    BP PLC .......................................        Oil, Gas & Consumable Fuels            191,725           2,089,353
    Centrica PLC .................................              Multi-Utilities                  244,940           1,491,720
    Compass Group PLC ............................       Hotels, Restaurants & Leisure           672,945           3,380,099
    Electrocomponents PLC ........................    Electronic Equipment & Instruments         245,470           1,278,921
    GlaxoSmithKline PLC ..........................              Pharmaceuticals                  192,576           5,127,574
    HSBC Holdings PLC ............................             Commercial Banks                  128,742           2,348,230
    Kingfisher PLC ...............................             Specialty Retail                  534,787           2,455,840
    Pearson PLC ..................................                   Media                       178,960           2,548,387
    Royal Bank of Scotland Group PLC .............             Commercial Banks                   89,395           3,078,259
    Royal Dutch Shell PLC, B .....................        Oil, Gas & Consumable Fuels             68,906           2,340,478
    Tesco PLC ....................................         Food & Staples Retailing              164,471           1,108,669
    Vodafone Group PLC ...........................    Wireless Telecommunication Services      1,516,362           3,471,059
    Yule Catto & Company PLC .....................                 Chemicals                     147,868             609,126
                                                                                                               -------------
                                                                                                                  33,628,990
                                                                                                               -------------
    UNITED STATES 8.9%
    Bank of America Corp. ........................             Commercial Banks                   49,840           2,669,929
    Bristol-Myers Squibb Co. .....................              Pharmaceuticals                   94,820           2,362,914
    General Electric Co. .........................         Industrial Conglomerates               67,060           2,367,218
    JPMorgan Chase & Co. .........................      Diversified Financial Services            70,386           3,305,327
    Merck & Co. Inc. .............................              Pharmaceuticals                  109,186           4,574,893
    Microsoft Corp. ..............................                 Software                      104,250           2,849,153
    Pfizer Inc. ..................................              Pharmaceuticals                   92,762           2,630,730
    Pier 1 Imports Inc. ..........................             Specialty Retail                   78,760             584,399
                                                                                                               -------------
                                                                                                                  21,344,563
                                                                                                               -------------
    TOTAL COMMON STOCKS (COST $123,221,581) ......                                                               132,595,846
                                                                                                               -------------


22 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                          INDUSTRY                    SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS 1.0%
    BRAZIL 1.0%
    Companhia Vale do Rio Doce, ADR, pfd., A .....              Metals & Mining                   50,770       $     939,753
    Tele Norte Leste Participacoes SA, ADR, pfd. .  Diversified Telecommunication Services       112,000           1,535,520
                                                                                                               -------------
    TOTAL PREFERRED STOCKS (COST $2,595,006) .....                                                                 2,475,273
                                                                                                               -------------

                                                                                      ------------------
                                                                                      PRINCIPAL AMOUNT d
                                                                                      ------------------
    CORPORATE BONDS & NOTES 4.3%
    BERMUDA 0.1%
    Intelsat Bermuda Ltd., senior note, 8.25%,
     1/15/13 .............................................                                       150,000       $     152,625
                                                                                                               -------------
    CANADA 0.2%
    Abitibi-Consolidated Co. of Canada, senior note,
     8.375%, 4/01/15 .....................................                                       100,000              91,500
    CanWest Media Inc., senior sub. note, 8.00%,
     9/15/12 .............................................                                       100,000              99,250
  b Novelis Inc., senior note, 144A, 7.25%,
     2/15/15 .............................................                                       150,000             143,250
    Quebecor Media Inc., senior note, 7.75%,
     3/15/16 .............................................                                       100,000             100,625
    Rogers Wireless Inc., senior secured note,
     7.25%, 12/15/12 .....................................                                       100,000             105,125
                                                                                                               -------------
                                                                                                                     539,750
                                                                                                               -------------
    CAYMAN ISLANDS 0.0% c
    Solectron Global Finance Ltd., senior sub. note,
     8.00%, 3/15/16 ......................................                                       100,000              99,500
                                                                                                               -------------
    FRANCE 0.1%
    Rhodia SA, senior note, 10.25%, 6/01/10 ..............                                       100,000             112,500
                                                                                                               -------------
    GERMANY 0.1%
  b Basell AF SCA, senior note, 144A, 8.375%,
     8/15/15 .............................................                                       100,000              99,750
    KfW Bankengruppe, senior note, E, 8.25%,
     9/20/07 .............................................                                     8,000,000 ISK         109,547
                                                                                                               -------------
                                                                                                                     209,297
                                                                                                               -------------
    ICELAND 0.2%
  b Landsbanki Islands HF, 144A, FRN, 6.1000%,
     8/25/09 .............................................                                       500,000             500,395
                                                                                                               -------------
    IRISH REPUBLIC 0.0% c
    JSG Funding PLC, senior sub. note, 7.75%,
     4/01/15 .............................................                                       100,000              95,000
                                                                                                               -------------


                                                          Semiannual Report | 23

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    ITALY 0.1%
  b Wind Acquisition Finance SA, senior note, 144A,
     10.75%, 12/01/15 ....................................                                       100,000       $     110,875
                                                                                                               -------------
    LUXEMBOURG 0.0% c
    Millicom International Cellular SA, senior note,
     10.00%, 12/01/13 ....................................                                       100,000             107,875
                                                                                                               -------------
    NETHERLANDS 0.2%
    Rabobank Nederland, 9.125%, 10/20/06 .................                                    30,000,000 ISK         427,019
                                                                                                               -------------
    UNITED KINGDOM 0.1%
    Inmarsat Finance II PLC, senior note, zero cpn.
     to 11/15/08, 10.375% thereafter, 11/15/12............                                       100,000              89,000
  b Invensys PLC, senior note, 144A, 9.875%,
     3/15/11 .............................................                                        36,000              39,060
                                                                                                               -------------
                                                                                                                     128,060
                                                                                                               -------------
    UNITED STATES 3.2%
  b Allegheny Energy Supply, 144A, 8.25%,
     4/15/12 .............................................                                        50,000              54,750
    Allied Waste North America Inc., senior secured
     note, B, 5.75%, 2/15/11 .............................                                       100,000              96,375
    AMC Entertainment Inc., senior sub. note, 9.875%,
     2/01/12 .............................................                                       100,000             103,250
    Aquila Inc., senior note, 9.95%, 2/01/11 .............                                        50,000              55,093
    BCP Crystal Holdings Corp., senior sub. note,
     9.625%, 6/15/14 .....................................                                       100,000             109,000
    Beazer Homes USA Inc., senior note, 8.125%,
     6/15/16 .............................................                                       100,000              97,750
    Buckeye Technologies Inc., senior sub. note,
     8.00%, 10/15/10 .....................................                                       100,000              96,500
    Cablevision Systems Corp., senior note, B, 8.00%,
     4/15/12 .............................................                                        50,000              50,875
    Case New Holland Inc., senior note, 9.25%,
     8/01/11 .............................................                                       100,000             106,500
    Case New Holland Inc., senior note, 7.125%,
     3/01/14 .............................................                                        50,000              50,438
    CCH II LLC, senior note, 10.25%, 9/15/10 .............                                       150,000             153,750
    Chesapeake Energy Corp., senior note, 7.625%,
     7/15/13 .............................................                                        50,000              51,313
    Chesapeake Energy Corp., senior note, 6.25%,
     1/15/18 .............................................                                       150,000             139,875
    Commercial Vehicle Group Inc., senior note,
     8.00%, 7/01/13 ......................................                                        50,000              48,125
    Copano Energy LLC, senior note, 8.125%,
     3/01/16 .............................................                                       100,000             101,750
    Crown Americas Inc., senior note, 7.75%,
     11/15/15 ............................................                                       100,000             101,750


24 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    CSC Holdings Inc., senior deb., 7.625%,
     7/15/18 .............................................                                        50,000       $      51,438
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ........                                        50,000              49,375
    Dex Media West LLC, senior sub. note, 9.875%,
     8/15/13 .............................................                                       100,000             108,500
    DIRECTV Holdings LLC, senior note, 6.375%,
     6/15/15 .............................................                                       100,000              94,500
    Dobson Cellular Systems Inc., senior secured note,
     9.875%, 11/01/12 ....................................                                       100,000             107,750
    Dole Foods Co., senior note, 7.25%, 6/15/10 ..........                                       100,000              93,250
    DRS Technologies Inc., senior sub. note, 7.625%,
     2/01/18 .............................................                                       100,000             102,000
    Dynegy Holdings Inc., senior note, 8.375%,
     5/01/16 .............................................                                       100,000             102,250
    EchoStar DBS Corp., senior note, 6.375%,
     10/01/11 ............................................                                       100,000              97,625
  b EchoStar DBS Corp., senior note, 144A, 7.125%,
     2/01/16 .............................................                                        50,000              48,563
    El Paso Corp., senior note, 7.875%, 6/15/12 ..........                                       150,000             156,375
    Ford Motor Credit Co., 5.625%, 10/01/08 ..............                                       150,000             143,965
    Ford Motor Credit Co., 9.875%, 8/10/11 ...............                                        50,000              51,790
    Forest City Enterprises Inc., senior note, 7.625%,
     6/01/15 .............................................                                        50,000              51,250
    Fresenius Medical Care Capital Trust, 7.875%,
     6/15/11 .............................................                                        50,000              51,562
    General Motors Acceptance Corp., 6.875%,
     9/15/11 .............................................                                        50,000              49,787
    General Motors Acceptance Corp., 6.875%,
     8/28/12 .............................................                                       200,000             198,197
    Graphic Packaging International Corp., senior note,
     8.50%, 8/15/11 ......................................                                       100,000             102,750
    GSC Holdings Corp., senior note, 8.00%,
     10/01/12 ............................................                                       100,000             103,500
    Hanover Compressor Co., senior note, 7.50%,
     4/15/13 .............................................                                        50,000              50,250
    HCA Inc., senior note, 8.75%, 9/01/10 ................                                        75,000              75,937
    HCA Inc., 6.50%, 2/15/16 .............................                                        75,000              60,375
    Host Marriott LP, senior note, M, 7.00%,
     8/15/12 .............................................                                       150,000             152,437
    Iron Mountain Inc., senior sub. note, 8.75%,
     7/15/18 .............................................                                       100,000             104,250
    JohnsonDiversey Inc., senior sub. note, B, 9.625%,
     5/15/12 .............................................                                       100,000             101,000
    Jostens IH Corp., senior sub. note, 7.625%,
     10/01/12 ............................................                                       100,000             101,000
    KB Home, senior note, 6.25%, 6/15/15 .................                                       150,000             138,700


                                                          Semiannual Report | 25

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    L-3 Communications Corp., senior sub. note,
     5.875%, 1/15/15 .....................................                                        50,000       $      47,750
    L-3 Communications Corp., senior sub. note,
     6.375%, 10/15/15 ....................................                                       100,000              97,750
  b Lamar Media Corp., senior sub. note, 144A,
     6.625%, 8/15/15 .....................................                                        50,000              48,188
    Lamar Media Corp., senior sub. note, 6.625%,
     8/15/15 .............................................                                        50,000              48,188
    Liberty Media Corp., senior note, 5.70%,
     5/15/13 .............................................                                       150,000             142,293
    LIN Television Corp., senior sub. note, 6.50%,
     5/15/13 .............................................                                       100,000              93,750
    Lyondell Chemical Co., senior note, 8.00%,
     9/15/14 .............................................                                       100,000             101,750
  b Mariner Energy Inc., senior note, 144A, 7.50%,
     4/15/13 .............................................                                        50,000              48,000
    Markwest Energy Partners, senior note, 6.875%,
     11/01/14 ............................................                                       100,000              94,500
    Massey Energy Co., senior note, 6.875%,
     12/15/13 ............................................                                       100,000              91,000
    MGM MIRAGE Inc., senior note, 6.625%,
     7/15/15 .............................................                                       150,000             144,750
    Midwest Generation LLC, senior secured note,
     8.75%, 5/01/34 ......................................                                        50,000              53,625
    Mirant North American LLC, senior note, 7.375%,
     12/31/13 ............................................                                       100,000             100,625
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ........                                       100,000             104,750
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ........                                       100,000              95,000
    NRG Energy Inc., senior note, 7.375%, 2/01/16.........                                       150,000             149,437
    Owens-Brockway Glass Container Inc., senior note,
     6.75%, 12/01/14 .....................................                                       100,000              95,500
    Pinnacle Entertainment Inc., senior sub. note,
     8.75%, 10/01/13 .....................................                                       100,000             106,625
    Plains Exploration & Production Co., senior note,
     7.125%, 6/15/14 .....................................                                        50,000              52,500
  b Pogo Producing Co., senior sub. note, 144A,
     7.875%, 5/01/13 .....................................                                       100,000             102,375
    Qwest Communications International Inc., senior
     note, 7.50%, 2/15/14 ................................                                       100,000             100,750
    R.H. Donnelley Corp., senior note, 8.875%,
     1/15/16 .............................................                                       100,000             100,750
    Radio One Inc., senior sub. note, 6.375%,
     2/15/13 .............................................                                       100,000              91,500
  b RBS Global & Rexnord Corp., senior note, 144A,
     9.50%, 8/01/14 ......................................                                       100,000             102,000
  b Reynolds American Inc., senior secured note,
     144A, 7.625%, 6/01/16 ...............................                                       150,000             156,346


26 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Royal Caribbean Cruises Ltd., senior deb., 7.25%,
     3/15/18 .............................................                                       150,000       $     149,559
    Sanmina-SCI Corp., senior sub. note, 8.125%,
     3/01/16 .............................................                                       100,000              98,500
    Smithfield Foods Inc., senior note, 7.00%,
     8/01/11 .............................................                                       100,000             101,250
    Spectrum Brands Inc., senior sub. note, 7.375%,
     2/01/15 .............................................                                       100,000              80,500
    Station Casinos Inc., senior sub. note, 6.875%,
     3/01/16 .............................................                                       100,000              94,250
    SunGard Data Systems Inc., senior note, 9.125%,
     8/15/13 .............................................                                       100,000             104,000
    SunGard Data Systems Inc., senior sub note,
     10.25%, 8/15/15 .....................................                                        50,000              51,750
    Tenet Healthcare Corp., senior note, 6.375%,
     12/01/11 ............................................                                       150,000             132,562
    TRW Automotive Inc., senior note, 9.375%,
     2/15/13 .............................................                                        50,000              53,500
    TXU Corp., senior note, 5.55%, 11/15/14 ..............                                       150,000             142,467
    United Rentals North America Inc., senior sub. note,
     7.75%, 11/15/13 .....................................                                       100,000              99,000
    Vanguard Health Holding Co. II LLC, senior sub. note,
     9.00%, 10/01/14 .....................................                                       100,000              97,500
  b Verso Paper Holdings LLC, senior secured note,
     144A, 9.125%, 8/01/14 ...............................                                       100,000             101,125
  b Windstream Corp., senior note, 144A, 8.625%,
     8/01/16 .............................................                                       150,000             161,250
                                                                                                               -------------
                                                                                                                   7,802,385
                                                                                                               -------------
    TOTAL CORPORATE BONDS & NOTES
      (COST $10,276,587)..................................                                                        10,285,281
                                                                                                               -------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 28.6%
    ARGENTINA 2.3%
e,f Government of Argentina, FRN, 5.589%, 8/03/12.........                                     5,875,000           4,096,969
                                                                                                               -------------
    AUSTRALIA 0.6%
    New South Wales Treasury Corp., 8.00%,
     3/01/08 .............................................                                       845,000 AUD         646,198
    Queensland Treasury Corp.,
      6.00%, 8/14/13 .....................................                                       350,000 AUD         264,245
      6.00%, 10/14/15 ....................................                                       745,000 AUD         566,314
                                                                                                               -------------
                                                                                                                   1,476,757
                                                                                                               -------------


                                                          Semiannual Report | 27

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    AUSTRIA 0.0% c
    Government of Austria,
       5.00%, 7/15/12 ....................................                                         5,000 EUR   $       6,780
       4.65%, 1/15/18 ....................................                                        55,000 EUR          75,369
                                                                                                               -------------
                                                                                                                      82,149
                                                                                                               -------------
    BRAZIL 2.8%
    Notas Do Tesouro Nacional,
       9.76177%, 1/01/12..................................                                        14,000 BRL       5,504,682
       9.76177%, 1/01/14..................................                                         3,000 BRL       1,133,051
                                                                                                               -------------
                                                                                                                   6,637,733
                                                                                                               -------------
    CANADA 2.5%
    Government of Canada,
       7.00%, 12/01/06 ...................................                                       550,000 CAD         494,471
       7.25%, 6/1/07 .....................................                                       700,000 CAD         639,313
       6.00%, 6/01/08 ....................................                                       315,000 CAD         291,146
       10.00%, 6/01/08 ...................................                                     4,715,000 CAD       4,627,727
                                                                                                               -------------
                                                                                                                   6,052,657
                                                                                                               -------------
    COLOMBIA 1.2%
    Government of Colombia, 12.00%, 10/22/15 .............                                 5,835,000,000 COP       2,807,126
                                                                                                               -------------
    EL SALVADOR 0.0% c
  b Government of El Salvador, 144A, 7.65%,
     6/15/35 .............................................                                       100,000             107,800
                                                                                                               -------------
    FINLAND 0.0% c
    Government of Finland, 5.375%, 7/04/13 ...............                                        10,000 EUR          13,972
                                                                                                               -------------
    FRANCE 0.1%
    Government of France,
       4.25%, 04/25/19 ...................................                                        25,000 EUR          33,147
       6.00%, 10/25/25 ...................................                                        70,000 EUR         113,693
                                                                                                               -------------
                                                                                                                     146,840
                                                                                                               -------------
    GERMANY 0.0% c
    Government of Germany, 3.75%, 7/04/13 ................                                        15,000 EUR          19,132
                                                                                                               -------------
    GREECE 0.0% c
    Government of the Hellenic Republic,
       4.60%, 5/20/13 ....................................                                         5,000 EUR           6,619
       5.90%, 10/22/22 ...................................                                         5,000 EUR           7,632
                                                                                                               -------------
                                                                                                                      14,251
                                                                                                               -------------


28 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    INDONESIA 3.1%
    Government of Indonesia,
       13.15%, 3/15/10 ...................................                                   500,000,000 IDR   $      58,528
       15.425%, 9/15/10 ..................................                                 1,550,000,000 IDR         194,908
       10.00%, 10/15/11 ..................................                                 3,375,000,000 IDR         358,399
       13.15%, 1/15/12 ...................................                                 2,700,000,000 IDR         321,257
       11.00%, 12/15/12 ..................................                                   100,000,000 IDR          11,008
       14.25%, 6/15/13 ...................................                                10,805,000,000 IDR       1,366,325
       14.275%, 12/15/13 .................................                                 2,615,000,000 IDR         334,013
       11.00%, 10/15/14 ..................................                                   980,000,000 IDR         107,715
       9.50%, 6/15/15 ....................................                                 4,937,000,000 IDR         497,723
       10.75%, 5/15/16 ...................................                                 3,050,000,000 IDR         328,028
       10.00%, 7/15/17 ...................................                                 4,156,000,000 IDR         421,673
       11.50%, 9/15/19 ...................................                                 7,315,000,000 IDR         812,159
       11.00%, 11/15/20 ..................................                                 9,250,000,000 IDR         987,303
       12.80%, 6/15/21 ...................................                                 1,275,000,000 IDR         153,055
       12.90%, 6/15/22 ...................................                                10,410,000,000 IDR       1,259,831
       12.00%, 9/15/26 ...................................                                 1,600,000,000 IDR         182,422
                                                                                                               -------------
                                                                                                                   7,394,347
                                                                                                               -------------
    IRAQ 2.0%
  b Government of Iraq, 144A, 5.80%, 1/15/28 .............                                     7,400,000           4,884,000
                                                                                                               -------------
    IRELAND 0.0% c
    Government of Ireland,
       5.00%, 4/18/13 ....................................                                         5,000 EUR           6,838
       4.60%, 4/18/16 ....................................                                         5,000 EUR           6,789
                                                                                                               -------------
                                                                                                                      13,627
                                                                                                               -------------
    MALAYSIA 1.2%
    Government of Malaysia,
       8.60%, 12/01/07 ...................................                                     4,800,000 MYR       1,373,362
       3.135%, 12/17/07 ..................................                                     2,700,000 MYR         727,316
       6.45%, 7/01/08 ....................................                                     2,075,000 MYR         587,535
       4.305%, 2/27/09 ...................................                                       285,000 MYR          77,965
                                                                                                               -------------
                                                                                                                   2,766,178
                                                                                                               -------------
    MEXICO 0.8%
    Government of Mexico,
       10.00%, 12/05/24 ..................................                                    18,500,000 MXN       1,920,671
     b 144A, 7.50%, 3/08/10 ..............................                                        45,000 EUR          63,267
                                                                                                               -------------
                                                                                                                   1,983,938
                                                                                                               -------------
    NETHERLANDS 0.0% c
    Government of the Netherlands, 4.25%, 7/15/13 ........                                         5,000 EUR           6,567
                                                                                                               -------------
    NEW ZEALAND 0.2%
    Government of New Zealand, 6.00%, 4/15/15 ............                                       830,000 NZD         552,041
                                                                                                               -------------


                                                          Semiannual Report | 29

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    NORWAY 0.9%
    Government of Norway .................................                                    14,310,000 NOK   $   2,211,613
                                                                                                               -------------
    PERU 2.8%
    Government of Peru,
       7, 8.60%, 8/12/17 .................................                                     4,830,000 PEN       1,673,522
       7.84%, 8/12/20 ....................................                                     2,190,000 PEN         719,470
       7.35%, 7/21/25 ....................................                                     3,490,000           3,725,575
       8.75%, 11/21/33 ...................................                                       590,000             724,225
                                                                                                               -------------
                                                                                                                   6,842,792
                                                                                                               -------------
    PHILIPPINES 0.3%
    Government of the Philippines,
       9.00%, 2/15/13 ....................................                                        20,000              22,575
       8.875%, 3/17/15 ...................................                                       205,000             234,335
       7.75%, 1/14/31 ....................................                                       505,000             529,619
                                                                                                               -------------
                                                                                                                     786,529
                                                                                                               -------------
    POLAND 2.2%
    Government of Poland,
       8.50%, 11/12/06 ...................................                                       660,000 PLN         211,943
       8.50%, 5/12/07 ....................................                                     5,905,000 PLN       1,931,415
       6.00%, 5/24/09 ....................................                                     2,265,000 PLN         738,443
       6.25%, 10/24/15 ...................................                                       855,000 PLN         287,147
       5.75%, 9/23/22 ....................................                                     6,750,000 PLN       2,164,147
                                                                                                               -------------
                                                                                                                   5,333,095
                                                                                                               -------------
    SINGAPORE 0.2%
    Government of Singapore, 4.00%, 3/01/07 ..............                                       850,000 SGD         537,754
                                                                                                               -------------
    SLOVAK REPUBLIC 0.4%
    Government of Slovakia,
       8.50%, 8/17/10 ....................................                                    10,000,000 SKK         385,214
       4.90%, 2/11/14 ....................................                                     3,500,000 SKK         121,788
       5.30%, 5/12/19 ....................................                                     9,200,000 SKK         339,400
                                                                                                               -------------
                                                                                                                     846,402
                                                                                                               -------------
    SOUTH KOREA 1.9%
    Government of Korea, 4.75%, 3/03/07 ..................                                 3,350,000,000 KRW       3,542,659
    Korea Treasury Note, 4.75%, 3/12/08 ..................                                 1,025,000,000 KRW       1,085,263
                                                                                                               -------------
                                                                                                                   4,627,922
                                                                                                               -------------
    SPAIN 0.1%
    Government of Spain, 7.35%, 3/31/07 ..................                                       210,000 EUR         270,916
                                                                                                               -------------
    SUPRANATIONAL g 0.2%
    Inter-American Development Bank, 9.00%, 1/04/07 ......                                    28,500,000 ISK         399,894
                                                                                                               -------------


30 | Semiannual Report

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                             PRINCIPAL AMOUNT d           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    SWEDEN 2.4%
    Government of Sweden, 8.00%, 8/15/07 .................                                    40,215,000 SEK   $   5,713,445
                                                                                                               -------------
    THAILAND 0.4%
    Government of Thailand, 8.00%, 12/08/06 ..............                                    35,000,000 THB         936,577
                                                                                                               -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $65,328,901)...................................                                                        67,563,023
                                                                                                               -------------
    WARRANTS (COST $1,257,140) 0.6%
    ARGENTINA 0.6%
  h Government of Argentina, wts., 12/15/35...............                                     8,355,000             839,678
  h Government of Argentina, wts., 12/15/35...............                                     3,945,000 EUR         491,550
                                                                                                               -------------
                                                                                                                   1,331,228
                                                                                                               -------------
    TOTAL LONG TERM INVESTMENTS
     (COST $202,679,215)..................................                                                       214,250,651
                                                                                                               -------------
    SHORT TERM INVESTMENTS 9.5%
    FOREIGN GOVERNMENT SECURITIES 3.9%
    SWEDEN 0.0% c
  i Swedish Treasury Bills, 12/19/07, 12/19/07............                                       125,000 SEK          16,417
                                                                                                               -------------
    EGYPT 2.7%
  i Egypt Treasury Bills, 11/21/06, 9/04/07..............                                     39,825,000 EGP       6,598,782
                                                                                                               -------------
    THAILAND 1.2%
  i Thailand Treasury Bills, 3/08/07, 5/03/07............                                    110,000,000 THB       2,847,310
                                                                                                               -------------
    TOTAL FOREIGN GOVERNMENT SECURITIES
     (COST $9,472,482)....................................                                                         9,462,509
                                                                                                               -------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $212,151,697)..................................                                                       223,713,160

                                                                                                              -------------
                                                                                            ------------
                                                                                               SHARES
                                                                                            ------------
    MONEY MARKET FUND (COST $13,490,160) 5.6%
    UNITED STATES 5.6%
  j Franklin Institutional Fiduciary Trust
    Money Market Portfolio, 4.896%.......................                                     13,490,160          13,490,160
                                                                                                               -------------
    TOTAL INVESTMENTS
     (COST $225,641,857) 98.5%............................                                                       237,203,320
                                                                                                               -------------
    NET UNREALIZED LOSS ON
     FORWARD EXCHANGE CONTRACTS (0.1)%....................                                                          (307,310)
    OTHER ASSETS, LESS LIABILITIES 1.6%...................                                                         3,795,468
                                                                                                               -------------
    NET ASSETS 100.0%.....................................                                                     $ 240,691,478
                                                                                                               =============


                                                          Semiannual Report | 31

Templeton Global Investment Trust

--------------------------------------------------------------------------------
    TEMPLETON INCOME FUND
--------------------------------------------------------------------------------

SELECTED CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EPG - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FRN - Floating Rate Note
GDR - Global Depository Receipt

a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the aggregate value of this security was $796,802, representing 0.33% of net assets.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $6,785,592, representing 2.82% of net assets.

c     Rounds to less than 0.1% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

f     The coupon rate shown represents the rate at period end.

g A Supranational organization is an entity formed by two or more central governments through international treaties.

h Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

i     The security is traded on a discount basis with no stated coupon rate.

j See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


32 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (unaudited)

                                                                                 --------------
                                                                                   TEMPLETON
                                                                                  INCOME FUND
                                                                                 --------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ...............................................    $  212,151,697
  Cost - Sweep Money Fund (Note 7) ..........................................        13,490,160
                                                                                 --------------
  Total cost of investments .................................................    $  225,641,857
                                                                                 --------------
  Value - Unaffiliated Issuers ..............................................    $  223,713,160
  Value - Sweep Money Fund (Note 7) .........................................        13,490,160
                                                                                 --------------
  Total value of investments ................................................       237,203,320
 Foreign currency, at value (cost $45,297) ..................................            51,860
 Receivables:
  Investment securities sold ................................................           604,119
  Capital shares sold .......................................................         4,310,196
  Dividends and interest ....................................................         2,432,039
  Other assets ..............................................................             8,604
 Unrealized gain on forward exchange contracts (Note 8) .....................           314,327
                                                                                 --------------
      Total assets ..........................................................       244,924,465
                                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased ...........................................         1,174,160
  Capital shares redeemed ...................................................           167,611
  Affiliates ................................................................           283,669
 Funds advanced by custodian ................................................         1,985,910
 Unrealized loss on forward exchange contracts (Note 8) .....................           621,637
                                                                                 --------------
      Total liabilities .....................................................         4,232,987
                                                                                 --------------
       Net assets, at value .................................................    $  240,691,478
                                                                                 ==============
Net assets consist of:
 Paid-in capital ............................................................    $  228,530,270
 Distributions in excess of net investment income ...........................          (101,262)
 Net unrealized appreciation (depreciation) .................................        11,266,798
 Accumulated net realized gain (loss) .......................................           995,672
                                                                                 --------------
       Net assets, at value .................................................    $  240,691,478
                                                                                 ==============

CLASS A:
 Net assets, at value .......................................................    $  153,103,154
                                                                                 ==============
 Shares outstanding .........................................................        55,288,973
                                                                                 ==============
 Net asset value per share a ................................................    $         2.77
                                                                                 ==============
 Maximum offering price per share (net assets value per share / 95.75%) .....    $         2.89
                                                                                 ==============

CLASS C:
 Net assets, at value .......................................................    $   85,254,392
                                                                                 ==============
 Shares outstanding .........................................................        30,795,869
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................    $         2.77
                                                                                 ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 33

Templeton Global Investment Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2006 (unaudited)

                                                                                 --------------
                                                                                   TEMPLETON
                                                                                  INCOME FUND
                                                                                 --------------
CLASS R:
 Net assets, at value .......................................................    $      408,176
                                                                                 ==============
 Shares outstanding .........................................................           147,238
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................              2.77
                                                                                 ==============

ADVISOR CLASS:
 Net assets, at value .......................................................    $    1,925,756
                                                                                 ==============
 Shares outstanding .........................................................           693,888
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................    $         2.78
                                                                                 ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


34 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

STATEMENT OF OPERATIONS
for the period ended September 30, 2006 (unaudited)

                                                                                 --------------
                                                                                   TEMPLETON
                                                                                  INCOME FUND
                                                                                 --------------
Investment income:
 Dividends: (net of foreign taxes of $245,679)
  Unaffiliated issuers ......................................................    $    2,672,259
  Sweep Money Fund (Note 7) .................................................           132,049
 Interest (net of foreign taxes of $47,653) .................................         2,286,685
                                                                                 --------------
      Total investment income ...............................................         5,090,993
                                                                                 --------------
Expenses:
 Management fees (Note 3a) ..................................................           535,889
 Administrative fees (Note 3b) ..............................................           174,428
 Distribution fees (Note 3c)
  Class A ...................................................................           143,235
  Class C ...................................................................           190,859
  Class R ...................................................................             1,007
 Transfer agent fees (Note 3e) ..............................................            68,449
 Custodian fees (Note 4) ....................................................            62,713
 Reports to shareholders ....................................................            23,370
 Registration and filing fees ...............................................            45,745
 Professional fees ..........................................................            14,381
 Trustees' fees and expenses ................................................            14,886
 Amortization of offering costs .............................................            19,880
 Other ......................................................................             5,676
                                                                                 --------------
    Total expenses ..........................................................         1,300,518
                                                                                 --------------
      Expense reductions (Note 4) ...........................................               (50)
      Expenses waived/paid by affiliates (Note 3f) ..........................          (133,764)
                                                                                 --------------
      Net expenses ..........................................................         1,166,704
                                                                                 --------------
        Net investment income                                                         3,924,289
                                                                                 --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...............................................................           695,579
  Foreign currency transactions .............................................           205,607
                                                                                 --------------
       Net realized gain (loss)                                                         901,186
Net change in unrealized appreciation (depreciation) on:
  Investments ...............................................................         5,754,989
  Translation of assets and liabilities denominated in foreign currencies ...            18,245
                                                                                 --------------
       Net change in unrealized appreciation (depreciation) .................         5,773,234
                                                                                 --------------
Net realized and unrealized gain (loss) .....................................         6,674,420
                                                                                 --------------
Net increase (decrease) in net assets resulting from operations .............    $   10,598,709
                                                                                 ==============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 35

Templeton Global Investment Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             -------------------------------------
                                                                                                    TEMPLETON INCOME FUND
                                                                                             -------------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                             SEPTEMBER 30, 2006     YEAR ENDED
                                                                                                (UNAUDITED)       MARCH 31, 2006 a
                                                                                             -------------------------------------
Increase (decrease)  in net assets:
 Operations:
  Net investment income ..................................................................   $        3,924,289   $      2,024,078
  Net realized gain (loss) from investments and foreign currency transactions ............              901,186            152,405
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ..............................            5,773,234          5,493,564
                                                                                             -------------------------------------
      Net increase (decrease)  in net assets resulting from operations ...................           10,598,709          7,670,047
                                                                                             -------------------------------------
Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................................           (2,841,267)        (1,230,161)
   Class C ...............................................................................           (1,364,187)          (560,258)
   Class R ...............................................................................               (8,892)            (8,630)
   Advisor Class .........................................................................              (39,530)           (15,146)
 Net realized gains:
   Class A ...............................................................................                   --            (26,012)
   Class C ...............................................................................                   --            (12,980)
   Class R ...............................................................................                   --               (225)
   Advisor Class .........................................................................                   --               (260)
                                                                                             -------------------------------------
 Total distributions to shareholders .....................................................           (4,253,876)        (1,853,672)
                                                                                             -------------------------------------
 Capital share transactions: (Note 2)
   Class A ...............................................................................           65,302,080         79,788,303
   Class C ...............................................................................           40,304,897         40,934,377
   Class R ...............................................................................               (1,793)           378,665
   Advisor Class .........................................................................              618,963          1,202,182
                                                                                             -------------------------------------
 Total capital share transactions ........................................................          106,224,147        122,303,527
                                                                                             -------------------------------------
 Redemption fees .........................................................................                1,215              1,381
                                                                                             -------------------------------------
         Net increase (decrease) in net assets ...........................................          112,570,195        128,121,283
Net assets
 Beginning of period .....................................................................          128,121,283                 --
                                                                                             -------------------------------------
 End of period ...........................................................................   $      240,691,478   $    128,121,283
                                                                                             =====================================
Distributions in excess of net investment income/Undistributed net investment income included in net assets:
  End of period...................................................................           $         (101,262)  $        228,325
                                                                                             =====================================

a     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.


36 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Global Investment Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Investment Trust (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end investment company, consisting of three separate funds. The Templeton Income Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities,


                                                          Semiannual Report | 37

Templeton Global Investment Trust

TEMPLETON INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


38 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                                                          Semiannual Report | 39

Templeton Global Investment Trust

TEMPLETON INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


40 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                         -----------------------------------------------------
                                             SIX MONTHS ENDED               YEAR ENDED
                                            SEPTEMBER 30, 2006           MARCH 31, 2006 a
                                         -----------------------------------------------------
                                           SHARES        AMOUNT        SHARES        AMOUNT
                                         -----------------------------------------------------
CLASS A SHARES:
  Shares sold........................    26,079,022   $ 71,053,691   33,501,811   $ 85,319,490
  Shares issued in reinvestment
   of distributions..................       587,246      1,599,679      255,409        657,100
  Shares redeemed....................    (2,719,569)    (7,351,290)  (2,414,946)    (6,188,287)
                                         -----------------------------------------------------
  Net increase (decrease)............    23,946,699   $ 65,302,080   31,342,274   $ 79,788,303
                                         -----------------------------------------------------
CLASS C SHARES:
  Shares sold........................    16,211,252   $ 44,227,143   16,839,185   $ 43,007,408
  Shares issued in reinvestment
   of distributions..................       289,498        788,856      130,589        336,224
  Shares redeemed....................    (1,734,221)    (4,711,102)    (940,434)    (2,409,255)
                                         -----------------------------------------------------
  Net increase (decrease)............    14,766,529   $ 40,304,897   16,029,340   $ 40,934,377
                                         -----------------------------------------------------
CLASS R SHARES:
  Shares sold........................            --   $         16      230,567   $    586,626
  Shares issued in reinvestment
   of distributions..................         3,175          8,650        3,389          8,653
  Shares redeemed....................        (3,863)       (10,459)     (86,030)      (216,614)
                                         -----------------------------------------------------
  Net increase (decrease)............          (688)  $     (1,793)     147,926   $    378,665
                                         -----------------------------------------------------
ADVISOR CLASS SHARES:
  Shares sold........................       329,939   $    908,451      477,927   $  1,221,194
  Shares issued in reinvestment
   of distributions..................        11,109         30,350        3,309          8,612
  Shares redeemed....................      (117,834)      (319,838)     (10,562)       (27,624)
                                         -----------------------------------------------------
  Net increase (decrease)............       223,214   $    618,963      470,674   $  1,202,182
                                         -----------------------------------------------------

a     For the period July 1, 2005 (commencement of operations) to March 31,
      2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------
Franklin Global Advisers Limited (TGAL)                             Investment manager
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent


                                                          Semiannual Report | 41

Templeton Global Investment Trust

TEMPLETON INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       0.625%           Up to and including $500 million
       0.525%           Over $500 million, up to and including $1 billion
       0.475%           Over $1 billion, up to and including $1.5 billion
       0.425%           Over $1.5 billion, up to and including $6.5 billion
       0.400%           Over $6.5 billion, up to and including $11.5 billion
       0.378%           Over $11.5 billion, up to and including $16.5 billion
       0.365%           Over $16.5 billion, up to and including $19.0 billion
       0.355%           Over $19.0 billion, up to and including $21.5 billion
       0.345%           In excess of $21.5 billion

Under a subadvisory agreement, an affiliate of Advisers, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

CLASS A .....................................................      0.25%
Class C .....................................................      0.65%
Class R .....................................................      0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ...............................   $135,156
Contingent deferred sales charges retained .................   $  5,547


42 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $68,449, of which $50,936 was retained by Investor Services.

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive a portion of administrative fees. Additionally, TGAL agreed in advance to voluntarily waive a portion of management fees. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and TGAL may end this waiver at any time.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2006, the Fund deferred realized currency losses of $512.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $226,303,902
                                                            ============

Unrealized appreciation ................................    $ 14,155,889
Unrealized depreciation ................................      (3,256,471)
                                                            ------------
Net unrealized appreciation (depreciation) .............    $ 10,899,418
                                                            ============


                                                          Semiannual Report | 43

Templeton Global Investment Trust

TEMPLETON INCOME FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2006, aggregated $101,377,649 and $11,414,576, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At September 30, 2006, the Fund had the following forward exchange contracts outstanding:

---------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT   UNREALIZED
 CONTRACTS TO BUY                                         AMOUNT a            DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
       21,000,000  Thailand Bhat .....................       555,776        11/09/06    $       334
        8,500,000  Thailand Bhat .....................       298,959 NZD    11/30/06         30,562
      215,000,000  Korean Won ........................       301,011 NZD    12/06/06         31,890
        8,500,000  Thailand Bhat .....................       297,906 NZD    12/06/06         31,298
      550,000,000  Korean Won ........................       566,426        12/27/06         16,139
          500,000  Singapore Dollar ..................       312,246        12/27/06          4,073
        8,250,000  Thailand Bhat .....................       211,268        12/27/06          7,047
          800,000  Brazilian Real ....................       336,205         1/04/07         24,783
       47,300,000  Thailand Bhat .....................     1,250,000         2/09/07          1,258
          926,275  Brazilian Real ....................       395,000         2/21/07         19,135
          988,000  Brazilian Real ....................       400,000         2/26/07         41,311
          300,000  Canadian Dollar ...................       268,938         2/26/07            813
          982,800  Brazilian Real ....................       390,000         2/28/07         48,821
          744,000  Romania Leu .......................       200,000 EUR     3/28/07          6,538
      526,500,000  Korean Won ........................       558,029         4/16/07          1,466
      735,000,000  Korean Won ........................       776,545         4/18/07          4,562
        2,942,800  Romania Leu .......................       800,000 EUR     4/23/07         10,812
          800,000  Canadian Dollar ...................       718,197         5/17/07          2,858
       39,250,000  Iceland Krona .....................       528,904         6/20/07            174
       58,875,000  Iceland Krona .....................       790,268         6/27/07          2,237
        1,700,000  Norwegian Krone ...................       263,068         6/27/07            664
                                                                                        -----------
                                                                                        $   286,775
                                                                                        ===========


44 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT   UNREALIZED
CONTRACTS TO SELL                                         AMOUNT a            DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
        8,607,263  Mexican Peso ......................   422,444,466         8/16/07    $    17,758
        6,018,330  Mexican Peso ......................   293,670,419         8/20/07          9,346
        4,933,350  Mexican Peso ......................   236,573,874         9/12/07            448
                                                                                        -----------
                                                                                             27,552
                                                                                        ===========
Unrealized gain on forward exchange contracts ........                                  $   314,327
                                                                                        ===========

---------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT   UNREALIZED
CONTRACTS TO BUY                                          AMOUNT a            DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
        1,600,000  Norwegian Krone ...................       265,415        11/08/06    $   (19,674)
          950,000  Swedish Krona .....................       131,579        11/08/06         (1,541)
          415,000  Singapore Dollar ..................       265,532        11/08/06         (3,650)
      260,000,000  Korean Won ........................       278,880        11/09/06         (3,817)
        3,950,000  Slovak Koruna .....................       135,734        11/09/06         (1,658)
      244,000,000  Korean Won ........................       264,642         2/12/07         (5,834)
        1,526,000  Norwegian Krone ...................       255,800         2/12/07        (20,290)
          392,000  Singapore Dollar ..................       253,968         2/12/07         (5,382)
          210,000  Canadian Dollar ...................       190,183         2/20/07         (1,392)
        1,350,000  Swedish Krona .....................       186,722         2/20/07           (719)
       48,073,500  Japanese Yen ......................       450,000         2/22/07        (34,774)
      250,000,000  Korean Won ........................       265,844         2/26/07           (562)
        1,600,000  Norwegian Krone ...................       269,156         2/26/07        (22,066)
          400,000  Singapore Dollar ..................       256,066         2/26/07         (2,226)
       11,000,000  Norwegian Krone ...................     1,844,183         3/01/07       (145,203)
        1,400,000  Singapore Dollar ..................       905,094         3/01/07        (16,522)
       43,460,000  Japanese Yen ......................       400,000         3/05/07        (24,085)
      172,296,000  Japanese Yen ......................     1,600,000         3/07/07       (109,306)
        4,723,600  Norwegian Krone ...................       800,000         3/07/07        (70,225)
        5,572,320  Swedish Krona .....................       800,000         3/07/07        (31,576)
       49,983,750  Japanese Yen ......................       450,000         4/16/07        (15,324)
        1,200,000  Singapore Dollar ..................       764,770         4/19/07         (1,254)
      202,428,000  Japanese Yen ......................     1,800,000         4/26/07        (37,403)
          450,000  Singapore Dollar ..................       289,240         5/15/07         (2,550)
        7,000,000  Swedish Krona .....................       988,701         5/18/07        (19,973)
    1,250,000,000  Indonesian Rupiah .................       132,950         6/01/07         (1,541)
       58,875,000  Iceland Krona .....................       796,685         6/21/07         (3,228)
          305,000  Canadian Dollar ...................       275,716         6/27/07           (483)
        1,480,000  Swedish Krona .....................       205,764         6/27/07           (575)
                                                                                        -----------
                                                                                        $  (602,833)
                                                                                        ===========


                                                          Semiannual Report | 45

Templeton Global Investment Trust

TEMPLETON INCOME FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------------
                                                          CONTRACT         SETTLEMENT   UNREALIZED
CONTRACTS TO SELL                                         AMOUNT a            DATE      GAIN (LOSS)
---------------------------------------------------------------------------------------------------
          321,300  Euro ..............................    45,390,051 JPY     3/06/07    $   (18,030)
        1,809,177  Mexican Peso ......................    86,243,460 CLP     9/14/07        (18,804)
                                                                                        -----------
Unrealized loss on forward exchange contracts ........                                     (621,637)
                                                                                        -----------
       Net unrealized gain (loss) on forward exchange contracts                         $  (307,310)
                                                                                        ===========

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATION

CLP - Chilean Peso
EUR - Euro
JPY - Japanese Yen
NZD - New Zealand Dollar

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Fund did not participate in the CAGO Settlement.


46 | Semiannual Report

Templeton Global Investment Trust

TEMPLETON INCOME FUND

10. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan was completed in September 2006. The Fund did not participate in the December 13, 2004 SEC Order.

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of Distribution. The SEC anticipates that Notice of the Plan will be published on or after November 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.


                                                          Semiannual Report | 47

Templeton Global Investment Trust

TEMPLETON INCOME FUND

11. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


48 | Semiannual Report

Templeton Global Investment Trust

SHAREHOLDER INFORMATION

TEMPLETON INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 49

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

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

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06
                                               Not part of the semiannual report

     [LOGO](R)
 FRANKLIN TEMPLETON                   One Franklin Parkway
    INVESTMENTS                       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON INCOME FUND

INVESTMENT MANAGER

Templeton Global Advisors Limited

SUB-ADVISOR

Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

425 S2006 11/06

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2)   The audit committee financial experts are David W. Niemiec and Frank
           A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee of Listed Registrants.                N/A

Item 6. Schedule of Investments.    N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Company.   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment
Company and Affiliated Purchasers.   N/A

Item 10. Submission of Matters to a Vote of Securities Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST


By /s/JIMMY D. GAMBILL
   -----------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -----------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date November 27, 2006


By /s/GALEN G. VETTER
  -----------------------------
Galen G. Vetter
Chief Financial Officer
Date November 27, 2006